UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF

                      MCKEE INTERNATIONAL EQUITY PORTFOLIO

                 INVESTMENT COMPANY ACT FILE NUMBER: 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                               101 Federal Street
                          Boston, Massachusetts 02110
                    (Address of principal executive offices)

                           Michael Beattie, President
                        The Advisors' Inner Circle Funds
                                 c/o SEI Corp.
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

                 Registrant's Telephone Number: 1-866-625-3346

                      Date of Fiscal Year End: October 31

            Date of Reporting Period: July 1, 2015 to June 30, 2016

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                              MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                     PROPOSED BY MGT. POSITION REGISTRANT VOTED
     MCKEE INTERNATIONAL EQUITY FUND
ABB LTD, ZUERICH
 SECURITY ID: H0010V101
 Meeting Date: 21-Apr-16      Meeting Type: Annual General Meeting
        Part 2 of This Meeting is for Voting on Agenda and
          Meeting Attendance-requests Only. Please Ensure
          That You Have First Voted in Favour of
          The-registration of Shares in Part 1 of the
          Meeting. It is A Market Requirement-for Meetings of
          This Type That the Shares are Registered and Moved
          to A-registered Location at the Csd, and Specific
          Policies at the Individual-sub- Custodians May
          Vary. Upon Receipt of the Vote Instruction, It is
          Possible-that A Marker May be Placed on Your Shares
          to Allow for Reconciliation And-re- Registration
          Following A Trade. Therefore Whilst This Does Not
          Prevent The-trading of Shares, Any That are
          Registered Must be First Deregistered If-required
          for Settlement. Deregistration Can Affect the
          Voting Rights of Those-shares. If You Have Concerns
          Regarding Your Accounts, Please Contact Your-client
          Representative                                      Non-Voting                  Non-Voting
 1      Approval of the Management Report, the Consolidated
          Financial Statements and the Annual Financial
          Statements for 2015                                 Management     For          Voted - For
 2      Consultative Vote on the 2015 Compensation Report     Management     For          Voted - For
 3      Discharge of the Board of Directors and the Persons
          Entrusted with Management                           Management     For          Voted - For
 4      Appropriation of Earnings: Chf 8,621,575,976          Management     For          Voted - For
 5      Capital Reduction Through Cancellation of Shares
          Repurchased Under the Share Buyback Program         Management     For          Voted - For
 6      Capital Reduction Through Nominal Value Repayment     Management     For          Voted - For
 7      Amendment to the Articles of Incorporation Related
          to the Capital Reduction                            Management     For          Voted - For
 8.1    Binding Vote on the Maximum Aggregate Amount of
          Compensation of the Members of the Board of
          Directors for the Next Term of Office, I.e. from
          the 2016 Annual General Meeting to the 2017 Annual
          General Meeting                                     Management     For          Voted - For
 8.2    Binding Vote on the Maximum Aggregate Amount of
          Compensation of the Members of the Executive
          Committee for the Following Financial Year, I.e.
          2017                                                Management     For          Voted - For
 9.1    Election Matti Alahuhta, As A Board of Director       Management     For          Voted - For
 9.2    Election David Constable, As A Board of Director      Management     For          Voted - For
 9.3    Election Frederico Fleury Curado, As A Board of
          Director                                            Management     For          Voted - For
 9.4    Election Robyn Denholm, As A Board of Director        Management     For          Voted - For
 9.5    Election Louis R. Hughes, As A Board of Director      Management     For          Voted - For
 9.6    Election David Meline, As A Board of Director         Management     For          Voted - For
 9.7    Election Satish Pai, As A Board of Director           Management     For          Voted - For


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                               MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 9.8  Election Michel De Rosen, As A Board of Director      Management     For          Voted - For
 9.9  Election Jacob Wallenberg, As A Board of Director     Management     For          Voted - For
 9.10 Election Ying Yeh, As Board of Director               Management     For          Voted - For
 9.11 Election Peter Voser, As Director and Chairman        Management     For          Voted - For
 10.1 Election to the Compensation Committee: David
        Constable                                           Management     For          Voted - For
 10.2 Election to the Compensation Committee: Frederico
        Fleury Curado                                       Management     For          Voted - For
 10.3 Election to the Compensation Committee: Michel De
        Rosen                                               Management     For          Voted - For
 10.4 Election to the Compensation Committee: Ying Yeh      Management     For          Voted - For
 11   Re-election of the Independent Proxy / Dr. Hans
        Zehnder, Baden                                      Management     For          Voted - For
 12   Re-election of the Auditors / Ernst and Young Ag      Management     For          Voted - For
AIRBUS GROUP SE, LEIDEN
 SECURITY ID: N0280E105
 Meeting Date: 28-Apr-16       Meeting Type: Annual General Meeting
 1    Opening and General Introductory Statements           Non-Voting                  Non-Voting
 2.1  Presentation by the Chairman and the Chief
        Executive Officer, Including-report by the Board of
        Directors in Respect of The: Corporate
        Governance-statement                                Non-Voting                  Non-Voting
 2.2  Presentation by the Chairman and the Chief
        Executive Officer, Including-report by the Board of
        Directors in Respect of The: Report on the
        Business-and Financial Results of 2015              Non-Voting                  Non-Voting
 2.3  Presentation by the Chairman and the Chief
        Executive Officer, Including-report by the Board of
        Directors in Respect of The: Application of
        The-remuneration Policy in 2015                     Non-Voting                  Non-Voting
 2.4  Presentation by the Chairman and the Chief
        Executive Officer, Including-report by the Board of
        Directors in Respect of The: Policy on Dividend     Non-Voting                  Non-Voting
 3    Discussion of All Agenda Items                        Non-Voting                  Non-Voting
 4.1  Adoption of the Audited Accounts for the Financial
        Year of 2015                                        Management     For          Voted - For
 4.2  Approval of the Result Allocation and Distribution    Management     For          Voted - For
 4.3  Release from Liability of the Non-executive Members
        of the Board of Directors                           Management     For          Voted - For
 4.4  Release from Liability of the Executive Member of
        the Board of Directors                              Management     For          Voted - For
 4.5  Appointment of Ernst & Young Accountants LLP As
        Auditor for the Financial Year 2016                 Management     For          Voted - For
 4.6  Adoption of the Amendments to the Compensation and
        Remuneration Policy of the Board of Directors       Management     For          Voted - For
 4.7  Renewal of the Appointment of Mr. Denis Ranque As A
        Non-executive Member of the Board of Directors      Management     For          Voted - For
 4.8  Renewal of the Appointment of Mr. Thomas Enders As
        Executive Member of the Board of Directors          Management     For          Voted - For


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                                     MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
4.9  Renewal of the Appointment of Mr. Ralph D. Crosby,
       Jr. As A Non-executive Member of the Board of
       Directors                                            Management     For          Voted - For
4.10 Renewal of the Appointment of Mr. Hans- Peter
       Keitel As A Non-executive Member of the Board of
       Directors                                            Management     For          Voted - For
4.11 Renewal of the Appointment of Mr. Hermann-josef
       Lamberti As A Non-executive Member of the Board of
       Directors                                            Management     For          Voted - For
4.12 Renewal of the Appointment of Mr. Lakshmi N. Mittal
       As A Non-executive Member of the Board of Directors  Management     For          Voted - For
4.13 Renewal of the Appointment of Sir John Parker As A
       Non-executive Member of the Board of Directors       Management     For          Voted - For
4.14 Renewal of the Appointment of Mr. Jean- Claude
       Trichet As A Non-executive Member of the Board of
       Directors                                            Management     For          Voted - For
4.15 Appointment of Ms. Catherine Guillouard As A
       Non-executive Member of the Board of Directors
       Replacing Anne Lauvergeon Whose Mandate Expires      Management     For          Voted - For
4.16 Appointment of Ms. Claudia Nemat As A Non-
       Executive Member of the Board of Directors
       Replacing Mr. Manfred Bischoff Whose Mandate Expires Management     For          Voted - For
4.17 Appointment of Mr. Carlos Tavares As A
       Non-executive Member of the Board of Directors
       Replacing Mr. Michel Pebereau Whose Mandate Expires  Management     For          Voted - For
4.18 Delegation to the Board of Directors of Powers to
       Issue Shares, to Grant Rights to Subscribe for
       Shares and to Limit Or Exclude Preferential
       Subscription Rights of Existing Shareholders for
       the Purpose of Employee Share Ownership Plans and
       Share-related Long-term Incentive Plans              Management     For          Voted - For
4.19 Delegation to the Board of Directors of Powers to
       Issue Shares, to Grant Rights to Subscribe for
       Shares and to Limit Or Exclude Preferential
       Subscription Rights of Existing Shareholders for
       the Purpose of Funding the Company and Its Group
       Companies                                            Management     For          Voted - For
4.20 Renewal of the Authorisation for the Board of
       Directors to Repurchase Up to 10% of the Company's
       Issued Share Capital                                 Management     For          Voted - For
4.21 Cancellation of Shares Repurchased by the Company      Management     For          Voted - For
5    Closing of the Meeting                                 Non-Voting                  Non-Voting
     24 Mar 2016: Please Note That This is A Revision
       Due to Change in Record-date. If You Have Already
       Sent in Your Votes, Please Do Not Vote Again
       Unless-you Decide to Amend Your Original
       Instructions. Thank You.                             Non-Voting                  Non-Voting


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                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
ALLIANZ SE, MUENCHEN
 SECURITY ID: D03080112
 Meeting Date: 04-May-16 Meeting Type: Annual General Meeting
 0  Please Note That Following to the Amendment of
      Paragraph 21 of the German- Securities Trade Act
      (wertpapierhandelsgesetz - Wphg) on 10th July 2015,
      The-judgement of the District Court in Cologne from
      6th June 2012 is No Longer-relevant. As A Result,
      It Remains Exclusively the Responsibility of
      The-end- Investor (i.e. Final Beneficiary) and Not
      the Intermediary to Disclose-respective Final
      Beneficiary Voting Rights If They Exceed Relevant
      Reporting-threshold of Wphg (from 3 Percent of
      Outstanding Share Capital Onwards).-please Further
      Note That Pursuant to the Statutes of Allianz Se,
      The- Registration in the Share Register for Shares
      Belonging to Someone Else In-one's Own Name
      (nominee-holding) is Limited to 0.2% of the Share
      Capital-(914,000 Shares) Or - in Case of Disclosure
      of the Final Beneficiaries - To-3% of the Share
      Capital (13,710,000 Shares). Therefore, for the
      Exercise Of-voting Rights of Shares Exceeding These
      Thresholds the Registration of Such-shares in the
      Share Register of Allianz Se is Still Required      Non-Voting                  Non-Voting
 0  The Sub-custodian Banks Optimized Their Processes
      and Established Solutions,- Which Do Not Require
      Share Blocking. Registered Shares Will be
      Deregistered- According to Trading Activities Or at
      the Deregistration Date by the Sub-custodians. in
      Order to Deliver/settle A Voted Position Before
      The-deregistration Date A Voting Instruction
      Cancellation and De- Registration-request Needs to
      be Sent. Please Contact Your Csr for Further
      Information                                         Non-Voting                  Non-Voting
 0  According to German Law, in Case of Specific
      Conflicts of Interest In- Connection with Specific
      Items of the Agenda for the General Meeting You
      Are- Not Entitled to Exercise Your Voting Rights.
      Further, Your Voting Right Might-be Excluded When
      Your Share in Voting Rights Has Reached Certain
      Thresholds-and You Have Not Complied with Any of
      the Mandatory Voting Rights-notifications Pursuant
      to the German Securities Trading Act (wphg).
      For-questions with Regards to This Please Contact
      Your Client Service- Representative for
      Clarification. If You Do Not Have Any Indication
      Regarding-such Conflict of Interest, Or Another
      Exclusion from Voting, Please Submit-your Vote As
      Usual. Thank You                                    Non-Voting                  Non-Voting
 0  Counter Proposals May be Submitted Until
      19.04.2016. Further Information On-counter
      Proposals Can be Found Directly on the Issuer's
      Website (please Refer-to the Material Url Section
      of the Application). If You Wish to Act on


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                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
       These-items, You Will Need to Request A Meeting
       Attend and Vote Your Shares-directly at the
       Company's Meeting. Counter Proposals Cannot be
       Reflected In-the Ballot on Proxyedge                Non-Voting                  Non-Voting
 1.  Presentation of the Approved Annual Financial
       Statements and the Approved- Consolidated Financial
       Statements As of December 31, 2015, and of
       The-management Reports for Allianz Se and for the
       Group, the Explanatory Reports-on the Information
       Pursuant to Section 289 (4) and 315 (4) of the
       German-commercial Code (hgb), As Well As the Report
       of the Supervisory Board For-fiscal Year 2015       Non-Voting                  Non-Voting
 2.  Appropriation of Net Earnings: Dividend Eur 7.30
       Per Each Share                                      Management     For          Voted - For
 3.  Approval of the Actions of the Members of the
       Management Board                                    Management     For          Voted - For
 4.  Approval of the Actions of the Members of the
       Supervisory Board                                   Management     For          Voted - For
 5.  By-election to the Supervisory Board: Dr. Friedrich
       Eichiner                                            Management     For          Voted - For
ASTELLAS PHARMA INC.
 SECURITY ID: J03393105
 Meeting Date: 20-Jun-16 Meeting Type: Annual General Meeting
 1   Approve Appropriation of Surplus                      Management     For          Voted - For
 2.1 Appoint A Director Hatanaka, Yoshihiko                Management     For          Voted - For
 2.2 Appoint A Director Miyokawa, Yoshiro                  Management     For          Voted - For
 2.3 Appoint A Director Kase, Yutaka                       Management     For          Voted - For
 2.4 Appoint A Director Yasuda, Hironobu                   Management     For          Voted - For
 2.5 Appoint A Director Okajima, Etsuko                    Management     For          Voted - For
 2.6 Appoint A Director Aizawa, Yoshiharu                  Management     For          Voted - For
 3.1 Appoint A Corporate Auditor Sakai, Hiroko             Management     For          Voted - For
 3.2 Appoint A Corporate Auditor Uematsu, Noriyuki         Management     For          Voted - For
 4   Approve Payment of Bonuses to Directors               Management     For          Voted - For
AUSTRALIA & NEW ZEALAND BANKING GROUP LTD, MELBOUR
 SECURITY ID: Q09504137
 Meeting Date: 17-Dec-15 Meeting Type: Annual General Meeting
     Voting Exclusions Apply to This Meeting for
       Proposals 2, 3, 4.a, 4.b And-votes Cast by Any
       Individual Or Related Party Who Benefit from the
       Passing Of-the Proposal/s Will be Disregarded by
       the Company. Hence, If You Have-obtained Benefit Or
       Expect to Obtain Future Benefit (as Referred in
       The-company Announcement) Vote Abstain on the
       Relevant Proposal Items. by Doing-so, You
       Acknowledge That You Have Obtained Benefit Or
       Expect to Obtain-benefit by the Passing of the
       Relevant Proposal/s. by Voting (for Or Against)-on


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                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                     PROPOSED BY MGT. POSITION REGISTRANT VOTED
       the Above Mentioned Proposal/s, You Acknowledge
       That You Have Not Obtained-benefit Neither Expect
       to Obtain Benefit by the Passing of the
       Relevant-proposal/s and You Comply with the Voting
       Exclusion                                              Non-Voting                  Non-Voting
 2   Adoption of the Remuneration Report                      Management     For          Voted - For
 3   Grant of Performance Rights to Mr Shayne Elliott         Management     For          Voted - For
 4.A Approval of Cps2 First Buy-back Scheme                   Management     For          Voted - For
 4.B Approval of Cps2 Second Buy-back Scheme                  Management     For          Voted - For
 5.A Re-election of Board Endorsed Candidate: Ms P.j.
       Dwyer                                                  Management     For          Voted - For
 5.B Re-election of Board Endorsed Candidate: Mr Lee
       Hsien Yang                                             Management     For          Voted - For
 6.A Please Note That This Resolution is A Shareholder
       Proposal: Amendment to Constitution                    Shareholder    Against      Voted - Against
 6.B Please Note That This Resolution is A Shareholder
       Proposal: Climate Change Issues                        Shareholder    Against      Voted - Against
AXA SA, PARIS
 SECURITY ID: F06106102
 Meeting Date: 27-Apr-16 Meeting Type: Mix
     Please Note in the French Market That the Only
       Valid Vote Options are "for"-and "against" A Vote
       of "abstain" Will be Treated As an "against" Vote.     Non-Voting                  Non-Voting
     The Following Applies to Shareholders That Do Not
       Hold Shares Directly with A- French Custodian:
       Proxy Cards: Voting Instructions Will be Forwarded
       to The- Global Custodians on the Vote Deadline
       Date. in Capacity As Registered- Intermediary, the
       Global Custodians Will Sign the Proxy Cards and
       Forward-them to the Local Custodian. If You Request
       More Information, Please Contact-your Client
       Representative                                         Non-Voting                  Non-Voting
     14 Apr 2016: Please Note That Important Additional
       Meeting Information Is-available by Clicking on the
       Material Url Link:- Https://balo.journal-
       Officiel.gouv.fr/pdf/2016/0226/201602261600569.pdf.-
       Revision Due to Addition of the Comment and
       Modification of the Text Of- Resolutions and Receipt
       of Additional Url Link:-https://balo.journal-
       Officiel.gouv.fr/pdf/2016/0401/201604011601006.pdf.
       If- You Have Already Sent in Your Votes, Please Do Not
       Vote Again Unless You-decide to Amend Your Original
       Instructions. Thank You.                               Non-Voting                  Non-Voting
 O.1 Approval of the Company Financial Statements for
       the Financial Year 2015                                Management     For          Voted - For
 O.2 Approval of the Consolidated Financial Statements
       for the Financial Year 2015                            Management     For          Voted - For
 O.3 Allocation of Income for the Financial Year 2015
       and Setting of Dividend at 1.10 Euro Per Share         Management     For          Voted - For
 O.4 Advisory Vote on the Individual Remuneration of the
       Former Chief Executive Officer: Henri De Castries      Management     For          Voted - For


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                                    MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
O.5 Advisory Vote on the Individual Remuneration of the
      Delegate Chief Executive Officer: Denis Duverne,
      Vice Ceo                                            Management     For          Voted - For
O.6 Approval of the Special Report of the Statutory
      Auditors in Relation to the Regulated Agreement     Management     For          Voted - For
O.7 Renewal of Term of Mr Stefan Lippe As Director        Management     For          Voted - For
O.8 Renewal of Term of Mr Francois Martineau As Director  Management     For          Voted - For
O.9 Appointment of Ms Irene Dorner As Director            Management     For          Voted - For
O.10 Appointment of Ms Angelien Kemna As Director         Management     For          Voted - For
O.11 Appointment of Ms Doina Palici-chehab As Director,
      on Proposition of Axa Group Shareholder Employees   Management     For          Voted - For
O.12 Please Note That This Resolution is A Shareholder
      Proposal: Appointment of Mr Alain Raynaud As
      Director, on Proposition of Axa Group Shareholder
      Employees                                           Shareholder    Against      Voted - Against
O.13 Please Note That This Resolution is A Shareholder
      Proposal: Appointment of Mr Martin Woll As
      Director, on Proposition of Axa Group Shareholder
      Employees                                           Shareholder    Against      Voted - Against
O.14 Renewal of Term of Mazars As the Statutory Auditor   Management     For          Voted - For
O.15 Appointment of Mr Emmanuel Charnavel As Deputy
      Statutory Auditor                                   Management     For          Voted - For
O.16 Authorisation to be Granted to the Board of
      Directors to Purchase the Company Common Shares     Management     For          Voted - For
E.17 Delegation of Authority to be Granted to the Board
      of Directors to Increase Company Capital Through
      Issuance of Common Shares Or Securities Giving
      Access to Company Common Shares Reserved for Those
      Adhering to A Company Savings Scheme, Without
      Pre-emptive Subscription Rights                     Management     For          Voted - For
E.18 Delegation of Authority to be Granted to the Board
      of Directors to Increase Company Capital Through
      Issuance of Common Shares, Without Pre-emptive
      Subscription Rights, in Favour of A Determined
      Category of Beneficiaries                           Management     For          Voted - For
E.19 Authorisation to be Granted to the Board of
      Directors to Freely Allocate Existing Shares Or
      Those to be Issued with Assorted Performance
      Conditions, to Eligible Axa Group Employees and
      Executive Officers, and Giving Full Right to
      Renunciation of Pre-emptive Subscription Rights, in
      the Case of Allocating Shares to be Issued          Management     For          Voted - For
E.20 Authorisation to be Granted to the Board of
      Directors to Freely Allocate Existing Shares Or
      Those to be Issued, Dedicated to Retirement, with
      Assorted Performance Conditions, to Eligible Axa
      Group Employees and Executive Officers, and Giving
      Full Right to Renunciation of Pre- Emptive
      Subscription Rights, in the Case of Allocating
      Shares to be Issued                                 Management     For          Voted - For
E.21 Authorisation Granted to the Board of Directors to
      Reduce the Share Capital by the Cancellation of
      Common Shares                                       Management     For          Voted - For
E.22 Powers to Carry Out All Legal Formalities            Management     For          Voted - For


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                           MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
     14 Apr 2016: Please Note That the Initial Proxy
       Card Attached to This Job Was- Incorrect and Votes
       with This Proxy Card Will be Rejected. If You
       Already-submitted the Old Proxy Card, Please
       Re-submit It Using the Attached New-template.
       Please Note That Only Institutions Holding Their
       Shares Through A-french Global Custodian Will Need
       to Re-submit the Card Themselves and Send-it to
       Their Sub-custodian. for Institutions Holding
       Through A Non-french- Global Custodian, This is Up
       to Their Global Custodian to Re-submit the Card-and
       Send It to Their Sub-custodian.                     Non-Voting                  Non-Voting
BANCO SANTANDER SA, BOADILLA DEL MONTE
 SECURITY ID: E19790109
 Meeting Date: 18-Mar-16   Meeting Type: Ordinary General Meeting
     16 Feb 2016: Deletion of Quorum Comment               Non-Voting                  Non-Voting
 1.A Approval of Individual and Consolidated Annual
       Accounts                                            Management     For          Voted - For
 1.B Examination And, If Appropriate, Approval of the
       Corporate Management for Financial Year 2015        Management     For          Voted - For
 2   Allocation of Results                                 Management     For          Voted - For
 3.A Appointment of Ms Belen Romana Garcia As Director     Management     For          Voted - For
 3.B Appointment of Mr Ignacio Benjumea Cabeza De Vaca
       As Director                                         Management     For          Voted - For
 3.C Reelection Ms Sol Daurella Comadran As Director       Management     For          Voted - For
 3.D Reelection Mr Angel Jado Becerro De Bengoa As
       Director                                            Management     For          Voted - For
 3.E Reelection Mr Javier Botin Sanz De Sautuola Y Oshea
       As Director                                         Management     For          Voted - For
 3.F Reelection of Ms Isabel Tocino Biscarolasaga As
       Director                                            Management     For          Voted - For
 3.G Reelection of Mr Bruce Carnegie Brown As Director     Management     For          Voted - For
 4   Appointment of Auditors: PricewaterhouseCoopers
       Auditores                                           Management     For          Voted - For
 5.A Amendment of Article 23 (power and Duty to Call A
       Meeting), Related to the General Shareholders'
       Meeting                                             Management     For          Voted - For
 5.B Amendment of Articles Regarding the Board of
       Directors: Article 40 (creation of Shareholder
       Value) and Article 45 (secretary of the Board)      Management     For          Voted - For
 5.C Amendment of Articles Regarding the Committees of
       the Board: Article 50 (committees of the Board of
       Directors), Article 53 (audit Committee), Article
       54 (appointments Committee), Article 54 Bis
       (remuneration Committee) and Article 54 Ter (risk
       Supervision, Regulation and Compliance Committee)   Management     For          Voted - For
 6.A Amendment of the Regulation of the General Meeting
       Art 6                                               Management     For          Voted - For
 6.B Amendment of the Regulation of the General Meeting
       Article 21                                          Management     For          Voted - For

                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 7  Delegation of Powers to Increase Capital               Management     For          Voted - For
 8  Approval of Capital Increase Charged to Reserves
      with Cash Option                                     Management     For          Voted - For
 9  Delegation of Powers to Issue Fixed Income             Management     For          Voted - For
 10 Remuneration Policy of Directors                       Management     For          Voted - For
 11 Maximum Annual Remuneration Amount for the Board of
      Directors                                            Management     For          Voted - For
 12 Remuneration System                                    Management     For          Voted - For
 13.A Approval of First Cycle of Variable Remuneration
      Plan                                                 Management     For          Voted - For
 13.B Approval of the Sixth Cycle of Variable
      Remuneration Plan                                    Management     For          Voted - For
 13.C Buy-outs Policy of the Group                         Management     For          Voted - For
 13.D Plan for Employees of Santander UK PLC and Other
      Companies in the Group in the UK Through Stock
      Options                                              Management     For          Voted - For
 14 Authorization to the Board of Directors to
      Implement Agreements Adopted by Shareholders at the
      General Meeting                                      Management     For          Voted - For
 15 Consultive Vote Regarding the Annual Remuneration
      Report of the Board of Directors                     Management     For          Voted - For
BAYER AG, LEVERKUSEN
 SECURITY ID: D0712D163
 Meeting Date: 29-Apr-16 Meeting Type: Annual General Meeting
 0  Please Note That Reregistration is No Longer
      Required to Ensure Voting-rights. Following the
      Amendment to Paragraph 21 of the Securities Trade
      Act-on 10th July 2015 and the Over-ruling of the
      District Court in Cologne- Judgment from 6th June
      2012 the Voting Process Has Changed with Regard to
      The-german Registered Shares. As A Result, It
      Remains Exclusively The-responsibility of the
      End-investor (i.e. Final Beneficiary) and Not The-
      Intermediary to Disclose Respective Final
      Beneficiary Voting Rights If They-exceed Relevant
      Reporting Threshold of Wphg (from 3 Percent of
      Outstanding-share Capital Onwards).                  Non-Voting                  Non-Voting
 0  According to German Law, in Case of Specific
      Conflicts of Interest In-connection with Specific
      Items of the Agenda for the General Meeting You
      Are-not Entitled to Exercise Your Voting Rights.
      Further, Your Voting Right Might-be Excluded When
      Your Share in Voting Rights Has Reached Certain
      Thresholds-and You Have Not Complied with Any of
      Your Mandatory Voting Rights-notifications Pursuant
      to the German Securities Trading Act (wphg).
      For-questions in This Regard Please Contact Your
      Client Service Representative-for Clarification. If
      You Do Not Have Any Indication Regarding Such
      Conflict-of Interest, Or Another Exclusion from
      Voting, Please Submit Your Vote As-usual. Thank You. Non-Voting                  Non-Voting

                           MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 0   Counter Proposals May be Submitted Until
       14/04/2016. Further Information On-counter
       Proposals Can be Found Directly on the Issuer's
       Website (please Refer-to the Material Url Section
       of the Application). If You Wish to Act on
       These-items, You Will Need to Request A Meeting
       Attend and Vote Your Shares-directly at the
       Company's Meeting. Counter Proposals Cannot be
       Reflected In-the Ballot on Proxyedge.                Non-Voting                  Non-Voting
 1.  Presentation of the Adopted Annual Financial
       Statements and the Approved Consolidated Financial
       Statements, the Combined Management Report, the
       Report of the Supervisory Board and the Proposal by
       the Board of Management on the Use of the
       Distributable Profit for the Fiscal Year 2015, and
       Resolution on the Use of the Distributable Profit    Management     For          Voted - For
 2.  Ratification of the Actions of the Members of the
       Board of Management                                  Management     For          Voted - For
 3.  Ratification of the Actions of the Members of the
       Supervisory Board                                    Management     For          Voted - For
 4.1 Supervisory Board Elections: Johanna W. (hanneke)
       Faber                                                Management     For          Voted - For
 4.2 Supervisory Board Elections: Prof. Dr. Wolfgang
       Plischke                                             Management     For          Voted - For
 5.  Approval of the Compensation System for Members of
       the Board of Management                              Management     For          Voted - For
 6.  Election of the Auditor for the Annual Financial
       Statements and for the Review of the Interim
       Reports on the First Half and Third Quarter of
       Fiscal 2016: Pricewaterhouse- Coopers
       Aktiengesellschaft,                                  Management     For          Voted - For
 7.  Election of the Auditor for the Review of the
       Interim Report on the First Quarter of Fiscal 2017:
       Deloitte & Touchegmbh                                Management     For          Voted - For
BAYERISCHE MOTOREN WERKE AG, MUENCHEN
 SECURITY ID: D12096109
 Meeting Date: 12-May-16   Meeting Type: Annual General Meeting
 1.  Receive Financial Statements and Statutory Reports
       for Fiscal 2015                                      Non-Voting                  Non-Voting
 2.  Approve Allocation of Income and Dividends of Eur
       3.22 Per Preferred Share and 3.20 Per Ordinary Share Management     For          Voted - For
 3.  Approve Discharge of Management Board for Fiscal
       2015                                                 Management     For          Voted - For
 4.  Approve Discharge of Supervisory Board for Fiscal
       2015                                                 Management     For          Voted - For
 5.  Ratify KPMG Ag As Auditors for Fiscal 2016             Management     For          Voted - For
 6.  Elect Simone Menne to the Supervisory Board            Management     For          Voted - For
 7.  Amend Corporate Purpose                                Management     For          Voted - For

                          MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
BG GROUP PLC, READING BERKSHIRE
 SECURITY ID: G1245Z108
 Meeting Date: 28-Jan-16  Meeting Type: Court Meeting
    Please Note That Abstain is Not A Valid Vote Option
      for This Meeting Type.-please Choose Between "for"
      and "against" Only. Should You Choose to
      Vote-abstain for This Meeting Then Your Vote Will
      be Disregarded by the Issuer Or-issuers Agent.      Non-Voting                  Non-Voting
 1  To Approve the Scheme of Arrangement                  Management     For          Voted - For
 Meeting Date: 28-Jan-16  Meeting Type: Ordinary General Meeting
 1  (a) for the Purpose of Giving Effect to the Scheme
      of Arrangement Dated 22 December 2015 Between the
      Company and the Holders of the Scheme Shares (as
      Defined in the Said Scheme), A Print of Which Has
      Been Produced to This Meeting and for the Purpose
      of Identification Signed by the Chairman Hereof, in
      Its Original Form Or Subject to Any Modification,
      Addition Or Condition Agreed Between the Company
      and Shell and Approved Or Imposed by the Court (the
      "scheme") the Directors of the Company be
      Authorised to Take All Such Action As They May
      Consider Necessary Or Appropriate for Carrying the
      Scheme Into Effect; and (b) with Effect from the
      Passing of This Resolution, the Articles of
      Association of the Company be Amended by the
      Adoption and Inclusion of the Following New
      Articles 149 to 151                                 Management     For          Voted - For
    29 Dec 2015: Please Note That This is A Revision
      Due to Modification of The-text of Resolution. If
      You Have Already Sent in Your Votes, Please Do
      Not-vote Again Unless You Decide to Amend Your
      Original Instructions. Thank You.                   Non-Voting                  Non-Voting
BNP PARIBAS SA, PARIS
 SECURITY ID: F1058Q238
 Meeting Date: 26-May-16  Meeting Type: Mix
    Please Note in the French Market That the Only
      Valid Vote Options are "for"-and "against" A Vote
      of "abstain" Will be Treated As an "against" Vote.  Non-Voting                  Non-Voting
    The Following Applies to Shareholders That Do Not
      Hold Shares Directly with A- French Custodian:
      Proxy Cards: Voting Instructions Will be Forwarded
      to The- Global Custodians on the Vote Deadline
      Date. in Capacity As Registered- Intermediary, the
      Global Custodians Will Sign the Proxy Cards and
      Forward-them to the Local Custodian. If You Request
      More Information, Please Contact-your Client
      Representative                                      Non-Voting                  Non-Voting

                                    MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                     PROPOSED BY MGT. POSITION REGISTRANT VOTED
    13 Apr 2016: Please Note That Important Additional
      Meeting Information Is-available by Clicking on the
      Material Url Link:- Https://balo.journal-
      Officiel.gouv.fr/pdf/2016/0316/201603161600832.pdf.-
      Revision Due to Receipt of Additional Url
      Link:-https://balo.journal-
      Officiel.gouv.fr/pdf/2016/0413/201604131601263.pdf.
      If- You Have Already Sent in Your Votes, Please Do Not
      Vote Again Unless You-decide to Amend Your Original
      Instructions. Thank You.                               Non-Voting                  Non-Voting
O.1 Approval of the Corporate Financial Statements for
      the 2015 Financial Year                                Management     For          Voted - For
O.2 Approval of the Consolidated Financial Statements
      for the 2015 Financial Year                            Management     For          Voted - For
O.3 Allocation of Income for the Financial Year Ended
      31 December 2015 and Payment of Dividend: Eur 2.31
      Per Share                                              Management     For          Voted - For
O.4 Non-competition Agreement Between Bnp Paribas and
      Mr Jean-laurent Bonnafe, Managing Director             Management     For          Voted - For
O.5 Authorisation for the Company to Purchase Its Own
      Shares                                                 Management     For          Voted - For
O.6 Renewal of Term of A Director: Jean- Laurent Bonnafe     Management     For          Voted - For
O.7 Renewal of Term of A Director: Marion Guillou            Management     For          Voted - For
O.8 Renewal of Term of A Director: Michel Tilmant            Management     For          Voted - For
O.9 Appointment of A Director: Wouter De Ploey               Management     For          Voted - For
O.10 Advisory Vote on the Compensation Owed Or Paid to
      Mr Jean Lemierre, President of the Board of
      Directors, for the 2015 Financial Year -
      Recommendation of Section 24.3 of the French
      Afep-medef Code                                        Management     For          Voted - For
O.11 Advisory Vote on the Compensation Owed Or Paid to
      Mr Jean-laurent Bonnafe, Managing Director, for the
      2015 Financial Year - Recommendation of Section
      24.3 of the French Afep-medef Code                     Management     For          Voted - For
O.12 Advisory Vote on the Compensation Owed Or Paid to
      Mr Philippe Bordenave, Deputy Managing Director,
      for the 2015 Financial Year - Recommendation of
      Section 24.3 of the French Afep-medef Code             Management     For          Voted - For
O.13 Advisory Vote on the Compensation Owed Or Paid to
      Mr Francois Villeroy De Galhau, Deputy Managing
      Director Until 30 April 2015, for the 2015
      Financial Year - Recommendation of Section 24.3 of
      the French Afep-medef Code                             Management     For          Voted - For
O.14 Advisory Vote on the Total Compensation of All
      Kinds Paid During the 2015 Financial Year to the
      Effective Directors and Certain Categories of
      Personnel- Article L.511-73 of the French Monetary
      and Financial Code                                     Management     For          Voted - For
O.15 Setting of the Attendance Fees Amount                   Management     For          Voted - For
E.16 Capital Increase, with Retention of the Pre-
      Emptive Subscription Right, by Issuance of Common
      Shares and Securities Granting Immediate Or
      Deferred Access to Shares to be Issued                 Management     For          Voted - For
E.17 Capital Increase, with Cancellation of the
      Pre-emptive Subscription Right, by Issuance of

                                 MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                      PROPOSED BY MGT. POSITION REGISTRANT VOTED
          Common Shares and Securities Granting Immediate Or
          Deferred Access to Shares to be Issued               Management     For          Voted - For
 E.18 Capital Increase, with Cancellation of the
          Pre-emptive Subscription Right, by Issuance of
          Common Shares and Securities Granting Immediate Or
          Deferred Access to Shares to be Issued in Order to
          Compensate Contributions in Securities Within the
          Limit of 10% of Capital                              Management     For          Voted - For
 E.19 Overall Limit on Authorisations of Issuance with
          Cancellation of the Pre-emptive Subscription Right   Management     For          Voted - For
 E.20 Capital Increase by Incorporation of Reserves Or
          Profits, Issuance Premiums Or Contribution Premiums  Management     For          Voted - For
 E.21 Overall Limit on Authorisations of Issuance with
          Retention Or Cancellation of the Pre- Emptive
          Subscription Right                                   Management     For          Voted - For
 E.22 Authorisation to be Granted to the Board of
          Directors to Undertake Transactions Reserved for
          the Members of the Bnp Paribas Group Company
          Savings Scheme Which May Take the Form of Capital
          Increases And/or Sales of Reserved Securities        Management     For          Voted - For
 E.23 Authorisation to be Granted to the Board of
          Directors to Reduce the Share Capital by the
          Cancellation of Shares                               Management     For          Voted - For
 E.24 Powers to Carry Out All Legal Formalities                Management     For          Voted - For
CAP GEMINI SA, PARIS
 SECURITY ID: F13587120
 Meeting Date: 18-May-16         Meeting Type: Mix
        Please Note in the French Market That the Only
          Valid Vote Options are "for"-and "against" A Vote
          of "abstain" Will be Treated As an "against" Vote.   Non-Voting                  Non-Voting
        The Following Applies to Shareholders That Do Not
          Hold Shares Directly with A- French Custodian:
          Proxy Cards: Voting Instructions Will be Forwarded
          to The- Global Custodians on the Vote Deadline
          Date. in Capacity As Registered- Intermediary, the
          Global Custodians Will Sign the Proxy Cards and
          Forward-them to the Local Custodian. If You Request
          More Information, Please Contact-your Client
          Representative                                       Non-Voting                  Non-Voting
        27 Apr 2016: Please Note That Important Additional
          Meeting Information Is-available by Clicking on the
          Material Url Link:- Https://balo.journal-
          Officiel.gouv.fr/pdf/2016/0401/201604011601082.pdf.-
          Revision Due to Change in Record Date and
          Modification of the Text Of-resolution O.4 and
          Receipt of Additional Url Link:-
          Https://balo.journal-
          Officiel.gouv.fr/pdf/2016/0427/201604271601575.pdf.
          If- You Have Already Sent in Your Votes, Please Do
          Not Vote Again Unless You-decide to Amend Your
          Original Instructions. Thank You.                    Non-Voting                  Non-Voting

                                    MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
O.1 Assessment and Approval of the Corporate Financial
      Statements for the 2015 Financial Year              Management     For          Voted - For
O.2 Assessment and Approval of the Consolidated
      Financial Statements for the 2015 Financial Year    Management     For          Voted - For
O.3 Approval of the Regulated Agreements Pursuant to
      Article L.225-38 of the French Commercial Code      Management     For          Voted - For
O.4 Allocation of Income and Payment of the Dividend:
      Eur 1.35 Per Share                                  Management     For          Voted - For
O.5 Opinion on the Compensation Owed Or Paid for the
      2015 Financial Year to Mr Paul Hermelin,
      Chairman-chief Executive Officer                    Management     For          Voted - For
O.6 Attendance Fees Allocated to the Board of Directors   Management     For          Voted - For
    Please Note That Although There are 2 Candidates to
      be Elected As Directors,- There are Only 1 Vacancy
      Available to be Filled at the Meeting. the
      Standing- Instructions for This Meeting Will be
      Disabled And, If You Choose, You Are- Required to
      Vote for Only 1 of the 2 Directors. Thank You       Non-Voting                  Non-Voting
O.7 Appointment of Lucia Sinapi-thomas As Director
      Representing Employee Shareholders in Accordance
      with the Provisions of Article 11-5 of the By-laws  Management     For          Voted - For
O.A Appointment of Tania Castillo Perez As Director
      Representing Employee Shareholders in Accordance
      with Article 11-5 of the By-laws                    Shareholder                 Non-Voting
O.8 Appointment of Sian Herbert-jones As Director         Management     For          Voted - For
O.9 Appointment of Carole Ferrand As Director             Management     For          Voted - For
O.10 Authorization of A Plan by the Company to
      Repurchase Its Own Shares, for A Period of 18
      Months, Within the Limits of A Maximum Number of
      Shares Equal to 10% of Its Capital, for A Maximum
      Amount of Eur 2,230 Million, and A Maximum Price of
      Eur 130 Per Share                                   Management     For          Voted - For
E.11 Authorization to be Granted to the Board of
      Directors, for A Period of 26 Months, to Cancel the
      Shares That the Company May Have Repurchased As
      Part of the Share Repurchasing Plan                 Management     For          Voted - For
E.12 Authorization to be Granted to the Board of
      Directors, for A Period of 26 Months, to Increase
      Capital by A Maximum Amount of Eur 1.5 Billion by
      the Incorporation of Premiums, Reserves, Profits Or
      Other Elements                                      Management     For          Voted - For
E.13 Authorization to be Granted to the Board of
      Directors, for A Period of 26 Months, to Issue,
      with Retention of the Preemtive Subscription Right
      of Shareholders, Common Shares And/or Securities
      Granting Immediate Or Deferred Access to Capital    Management     For          Voted - For
E.14 Authorization to be Granted to the Board of
      Directors, for A Period of 26 Months, to Issue, by
      Way of Public Offer with Cancellation of the
      Preemtive Subscription Right of Shareholders,
      Common Shares And/or Securities Granting Immediate
      Or Deferred Access to Capital                       Management     For          Voted - For
E.15 Authorization to be Granted to the Board of
      Directors, for A Period of 26 Months, to Issue, by
      Way of A Private Placement with Cancellation of the

                                      MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
        Preemtive Subscription Right of Shareholders,
        Common Shares And/or Securities Granting Immediate
        Or Deferred Access to Capital                       Management     For          Voted - For
E.16 Authorization to be Granted to the Board of
        Directors, in the Case of the Issue of Ordinary
        Shares And/or Securities Granting Immediate Or
        Deferred Access to Capital with Cancellation of the
        Preemtive Subscription Right of Shareholders, to
        Set the Issuance Price in Accordance with the
        Procedure Established by the General Meeting Within
        the Limit of 10% of Share Capital Per 12-month
        Period                                              Management     For          Voted - For
E.17 Authorization to be Granted to the Board of
        Directors, for A Period of 26 Months, to Increase
        the Number of Securities to be Issued in the Event
        of A Capital Increase (by Means of Issuing Common
        Shares And/or Securities Granting Immediate Or
        Deferred Access to Capital) with Retention Or
        Cancellation of the Preemptive Subscription Right
        of Shareholders in the Context of Over-subscription
        Options in the Case of Subscription Requests
        Exceeding the Number of Securities Offered          Management     For          Voted - For
E.18 Authorization to be Granted to the Board of
        Directors, for A Period of 26 Months, to Issue
        Common Shares And/or Securities Granting Immediate
        Or Deferred Access the Company's Capital As
        Remuneration for Contributions in Kind for
        Transferable Securities Or Securities Granting
        Access to Capital Within the Limit of 10% of the
        Share Capital                                       Management     For          Voted - For
E.19 Authorization to be Granted to the Board of
        Directors, for A Period of 26 Months, to Issue
        Common Shares And/or Securities Granting Immediate
        Or Deferred Access to Capital with Cancellation of
        the Preemptive Subscription Right of Shareholders
        for the Benefit of the Members of the Cap Gemini
        Group Employee Savings Plans for A Maximum Amount
        of Eur 48 Million, at A Price Set Pursuant to the
        Provisions of the French Labour Code                Management     For          Voted - For
E.20 Authorization to be Granted to the Board of
        Directors, for A Period of 18 Months, to Issue
        Common Shares And/or Securities Granting Immediate
        Or Deferred Access to Capital with Cancellation of
        the Preemptive Subscription Right for Employees of
        Certain Foreign Subsidiaries with Conditions
        Comparable to Those That Would be Provided Under
        the Foregoing Resolution                            Management     For          Voted - For
E.21 Authorization to be Granted to the Board of
        Directors, for A Period of 18 Months, to Carry Out
        Within the Limit of 1% of Capital an Allocation of
        Current Or Future Shares to Employees and Executive
        Officers of the Company and Its French and Foreign
        Subsidiaries Subject to Performance Conditions
        (entailing, in the Case of Future Shares, the
        Waiver of Shareholders' Preemptive Subscription
        Right to the Benefit of Those Receiving the
        Allocation                                          Management     For          Voted - For

                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 E.22 Amendment of Article 11, Sub-paragraph 3, of the
      By-laws - Board of Directors - to Provide for A
      Rotating Directorship of the Board of Directors       Management     For          Voted - For
 E.23 Amendment of Article 11 of the By-laws - Board of
      Directors - the Addition of Sub- Paragraph 6 to
      Enable the Appointment of Directors Representing
      the Employees, Changed in Accordance with Sub-
      Paragraphs 1 and 2                                    Management     For          Voted - For
 E.24 Powers to Carry Out All Legal Formalities             Management     For          Voted - For
CHINA EASTERN AIRLINES CORPORATION LTD
 SECURITY ID: Y1406M102
 Meeting Date: 15-Jun-16 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/sehk/2016/
      0428/ltn201604282352.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/sehk/2016/
      0428/ltn201604282336.pdf                              Non-Voting                  Non-Voting
 1  That, to Consider and Approve the Report of the
      Board of Directors of the Company (the "board") for
      the Year 2015                                         Management     For          Voted - For
 2  That, to Consider and Approve the Report of the
      Supervisory Committee of the Company (the
      "supervisory Committee") for the Year 2015            Management     For          Voted - For
 3  That, to Consider and Approve the Financial Reports
      of the Company for the Year 2015                      Management     For          Voted - For
 4  That, to Consider and Approve the Company's Profit
      Distribution Proposal for the Year 2015               Management     For          Voted - For
 5  That, to Consider and Approve the Resolution in
      Relation to the Appointment of the Company's Prc
      Domestic Auditors and International Auditors for
      Financial Reporting for the Year 2016, and to
      Authorise the Board to Determine Their Remuneration   Management     For          Voted - For
 6  That, to Consider and Approve the Resolution in
      Relation to the Appointment of the Company's
      Auditors for Internal Control for the Year 2016,
      and to Authorise the Board to Determine Their
      Remuneration                                          Management     For          Voted - For
 7  That, to Consider and Approve the Resolution in
      Relation to the Increase of the Guarantee Limit
      Provided by the Company to Eastern Air Overseas
      (hong Kong) Corporation Limited                       Management     For          Voted - For
 8  That, to Consider and Approve the Resolution on
      Granting of A General Mandate to the Board to Issue
      Bonds: It Was Agreed That the Board be and is
      Hereby Granted A General and Unconditional Mandate
      to Issue Debt Instruments in One Tranche Or
      Multiple Tranches, Within the Cap Amount of
      Issuance Stipulated Under Applicable Laws: (1) Debt
      Instruments Shall Include But Not be Limited to
      Corporate Bonds, Super Short-term Commercial Paper,
      Short-term Commercial Paper, Mid-term Notes,

                                    MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Offshore Renminbi Bonds Or Us Dollar Bonds.
      However, Bonds to be Issued Or Debt Instruments to
      be Issued Under This Mandate Shall Not Include
      Bonds Which are Convertible Into Shares of the
      Company. (2) Issuer: the Company And/or Its Wholly
      Or Non-wholly Owned Subsidiaries. the Exact Issuer
      Shall be Determined by the Board Based on the Needs
      in the Particular Issuance. (3) Issue Size: Debt
      Instruments Shall be Issued Under This Mandate
      Within the Cap Amount of Bond Issuance Stipulated
      Under Applicable Laws, Subject to the Outstanding
      Amount of Each Type of Debt Instrument. the Actual
      Size of Issue Shall be Determined by the Board
      Based on Funding Requirements and Market
      Conditions. (4) Maturity and Class of Issue: Not
      More Than 15 Years in the Form of A Uniform
      Maturity Date Or A Bond Portfolio with Several
      Maturity Dates. the Actual Composition of Maturity
      and the Size of Each Class of the Bonds Shall be
      Determined by the Board Based on Relevant
      Requirements and Market Conditions. (5) Use of
      Proceeds: It is Expected That the Proceeds from
      Such Issuance Shall be Used for Purposes in
      Compliance with Laws and Regulations, Including
      Satisfying the Production and Operation Needs of
      the Company, Adjusting Debt Structure,
      Supplementing Working Funds And/or Project
      Investment. Details of the Use of Proceeds Shall be
      Determined by the Board Based on Funding
      Requirements. (6) Valid Term of Mandate: One Year
      from the Approval of This Resolution by the
      Shareholders of the Company (the "shareholders") in
      A General Meeting of the Company. If the Board
      And/or Its Delegate(s) Has Decided to Proceed with
      Issuance(s) Within the Valid Term of the Mandate,
      and the Company Has Obtained Issuance Approval,
      Permission Or Registration from Regulatory Bodies   Management     For          Voted - For
9   That, to Consider and Approve the Granting of A
      General Mandate to the Board to Issue Shares of the
      Company: (a) the Board be and is Hereby Granted,
      During the Relevant Period (as Hereafter Defined),
      an Unconditional General Mandate to Separately Or
      Concurrently Issue, Allot And/or Deal with the
      Domestic Shares ("a Shares") and the Overseas
      Listed Foreign Shares ("h Shares") of the Company,
      and to Make Offers, Enter Into Agreements Or Grant
      Options in Respect Thereof, Subject to the
      Following Conditions: (i) Such Mandate Shall Not
      Extend Beyond the Relevant Period Save That If the
      Board During the Relevant Period Makes the Issuance
      Resolutions, Such Issuance May Complete Beyond the
      Relevant Period After Obtaining All Necessary
      Approvals from Relevant Prc Government Authorities
      by the Company Which May Take Longer Time Than the
      Relevant Period; (ii) the Number of the A Shares
      and H Shares Approved by the Board to be Issued and
      Allotted Or Agreed Conditionally Or Unconditionally

                                    MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      to be Issued and Allotted by the Board Shall Not,
      Respectively, Exceed 20% of the Existing A Shares
      and H Shares As at the Time of Approval of This
      Resolution by the Shareholders; and (iii) the Board
      Will Only Exercise Such Mandate in Accordance with
      the Company Law of the Prc and the Rules Governing
      the Listing of Securities on the Stock Exchange of
      Hong Kong Limited (each As Amended from Time to
      Time) Or Applicable Laws, Rules and Regulations of
      Other Government Or Regulatory Bodies and the
      Company Will Complete Such Issuance Only If All
      Necessary Approvals from the China Securities
      Regulatory Commission And/or Other Relevant Prc
      Government Authorities are Obtained. (b) for the
      Purposes of This Special Resolution: "relevant
      Period" Means the Period from the Passing of This
      Special Resolution Until the Earliest One of the
      Following Three Terms: (i) the Conclusion of the
      Next Annual                                         Management     For          Voted - For
10  That, to Consider and Approve the Resolution in
      Relation to the Amendments to the Article in the
      Articles of Association of the Company: the
      Original Article 157(d) of the Articles of
      Association is As Follows: 'conditions and
      Proportion of Distribution of Cash Dividends by the
      Company: Proposal and Implementation of Cash
      Dividends Distribution by the Company Shall be
      Subject to the Following Conditions: (1) the
      Company Records A Profit for the Year, and the
      Audit Institution Issues an Unqualified Audited
      Report on the Company's Financial Statements for
      That Particular Year; (2) the Distributable Profit
      (i.e. the After-tax Profit of the Company After
      Making Up for Losses, Allocation to the Statutory
      Common Reserve Fund and Discretionary Common
      Reserve Fund) Realized by the Company for the Year
      is Positive in Value; (3) the Company Has
      Sufficient Cash Flow, and Distribution of Cash
      Dividends Will Not Affect the Company's Normal
      Operation and Sustainable Development. Provided
      That the Company is in Good Operating Condition and
      Has Sufficient Cash Flow to Meet the Needs for Its
      Normal Operation and Sustainable Development, the
      Company Will                                        Management     For          Voted - For
11  That, to Approve the Company's Entering Into of the
      2016 Aircraft Finance Lease Framework Agreement
      with (as Specified) (ces International Financial
      Leasing Corporation Limited*, "ces Lease Company"),
      As Well As the Transactions Thereunder and the
      Proposed Annual Cap for the Financial Year Ending
      31 December 2016                                    Management     For          Voted - For
12  That, to Approve the Company's Entering Into of the
      2017-2019 Aircraft Finance Lease Framework
      Agreement with Ces Lease Company, As Well As the
      Transactions Thereunder and the Proposed Annual
      Caps for the Three Financial Years Ending 31
      December 2017, 2018 and 2019                        Management     For          Voted - For

                                     MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
13   That, to Consider and Approve the Resolution in
       Relation to the Adjustment to Allowance Standards
       for Independent Directors                          Management     For          Voted - For
14.1 Ordinary Resolution: "that, to Consider and Approve
       the Appointment of Directors to the Eighth Session
       of the Board: to Consider and Approve the
       Appointment of Mr. Liu Shaoyong As A Director      Management     For          Voted - For
14.2 Ordinary Resolution: "that, to Consider and Approve
       the Appointment of Directors to the Eighth Session
       of the Board: to Consider and Approve the
       Appointment of Mr. Ma Xulun As A Director          Management     For          Voted - For
14.3 Ordinary Resolution: "that, to Consider and Approve
       the Appointment of Directors to the Eighth Session
       of the Board: to Consider and Approve the
       Appointment of Mr. Xu Zhao As A Director           Management     For          Voted - For
14.4 Ordinary Resolution: "that, to Consider and Approve
       the Appointment of Directors to the Eighth Session
       of the Board: to Consider and Approve the
       Appointment of Mr. Gu Jiadan As A Director         Management     For          Voted - For
14.5 Ordinary Resolution: "that, to Consider and Approve
       the Appointment of Directors to the Eighth Session
       of the Board: to Consider and Approve the
       Appointment of Mr. Li Yangmin As A Director        Management     For          Voted - For
14.6 Ordinary Resolution: "that, to Consider and Approve
       the Appointment of Directors to the Eighth Session
       of the Board: to Consider and Approve the
       Appointment of Mr. Tang Bing As A Director         Management     For          Voted - For
14.7 Ordinary Resolution: "that, to Consider and Approve
       the Appointment of Directors to the Eighth Session
       of the Board: to Consider and Approve the
       Appointment of Mr. Tian Liuwen As A Director       Management     For          Voted - For
15.1 Ordinary Resolution: "that, to Consider and Approve
       the Appointment of Independent Non-executive
       Directors to the Eighth Session of the Board: to
       Consider and Approve the Appointment of Mr. Li
       Ruoshan As an Independent Non-executive Director   Management     For          Voted - For
15.2 Ordinary Resolution: "that, to Consider and Approve
       the Appointment of Independent Non-executive
       Directors to the Eighth Session of the Board: to
       Consider and Approve the Appointment of Mr. Ma
       Weihua As an Independent Non-executive Director    Management     For          Voted - For
15.3 Ordinary Resolution: "that, to Consider and Approve
       the Appointment of Independent Non-executive
       Directors to the Eighth Session of the Board: to
       Consider and Approve the Appointment of Mr. Shao
       Ruiqing As an Independent Non-executive Director   Management     For          Voted - For
15.4 Ordinary Resolution: "that, to Consider and Approve
       the Appointment of Independent Non-executive
       Directors to the Eighth Session of the Board: to
       Consider and Approve the Appointment of Mr. Cai
       Hongping As an Independent Non-executive Director  Management     For          Voted - For
16.1 Ordinary Resolution: "that, to Consider and Approve
       the Appointment of Shareholder Representative
       Supervisors of the Eighth Session of the
       Supervisory Committee: to Consider and Approve the

                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
         Appointment of Mr. Xi Sheng As A Shareholder
         Representative Supervisor                           Management     For          Voted - For
 16.2  Ordinary Resolution: "that, to Consider and Approve
         the Appointment of Shareholder Representative
         Supervisors of the Eighth Session of the
         Supervisory Committee: to Consider and Approve the
         Appointment of Mr. Ba Shengji As A Shareholder
         Representative Supervisor                           Management     For          Voted - For
 16.3  Ordinary Resolution: "that, to Consider and Approve
         the Appointment of Shareholder Representative
         Supervisors of the Eighth Session of the
         Supervisory Committee: to Consider and Approve the
         Appointment of Mr. Jia Shaojun As A Shareholder
         Representative Supervisor                           Management     For          Voted - For
CREDIT SUISSE GROUP AG, ZUERICH
 SECURITY ID: H3698D419
 Meeting Date: 19-Nov-15 Meeting Type: Extraordinary General Meeting
       Part 2 of This Meeting is for Voting on Agenda and
         Meeting Attendance-requests Only. Please Ensure
         That You Have First Voted in Favour of
         The-registration of Shares in Part 1 of the
         Meeting. It is A Market Requirement-for Meetings of
         This Type That the Shares are Registered and Moved
         to A-registered Location at the Csd, and Specific
         Policies at the Individual-sub- Custodians May
         Vary. Upon Receipt of the Vote Instruction, It is
         Possible-that A Marker May be Placed on Your Shares
         to Allow for Reconciliation And-re- Registration
         Following A Trade. Therefore Whilst This Does Not
         Prevent The-trading of Shares, Any That are
         Registered Must be First Deregistered If-required
         for Settlement. Deregistration Can Affect the
         Voting Rights of Those-shares. If You Have Concerns
         Regarding Your Accounts, Please Contact Your-client
         Representative                                      Non-Voting                  Non-Voting
 1     Ordinary Share Capital Increase Without Pre-emptive
         Rights (conditional Resolution)                     Management     For          Voted - For
 2     Ordinary Share Capital Increase with Pre- Emptive
         Rights                                              Management     For          Voted - For
 III   If, at the Extraordinary General Meeting,
         Shareholders Or the Board Of-directors Put Forward
         Any Additional Proposals Or Amendments to
         Proposals-already Set Out in the Published Agenda
         Or Any Proposals Under Art. 700 Para.-3 of the
         Swiss Code of Obligations, I Hereby Authorize the
         Independent Proxy-to Vote on Such Proposals As
         Follows:                                            Non-Voting                  Non-Voting
 III.a Proposals of Shareholders                             Shareholder    Against      Voted - Against
 III.b Proposals of the Board of Directors                   Management     For          Voted - For

                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
CSL LTD, PARKVILLE VIC
 SECURITY ID: Q3018U109
 Meeting Date: 15-Oct-15 Meeting Type: Annual General Meeting
      Voting Exclusions Apply to This Meeting for
        Proposals 2.a, 2.b, 3 and 4 And-votes Cast by Any
        Individual Or Related Party Who Benefit from the
        Passing Of-the Proposal/s Will be Disregarded by
        the Company. Hence, If You Have-obtained Benefit Or
        Expect to Obtain Future Benefit (as Referred in
        The-company Announcement) Vote Abstain on the
        Relevant Proposal Items. by Doing-so, You
        Acknowledge That You Have Obtained Benefit Or
        Expect to Obtain-benefit by the Passing of the
        Relevant Proposal/s. by Voting (for Or Against)-on
        the Above Mentioned Proposal/s, You Acknowledge
        That You Have Not Obtained-benefit Neither Expect
        to Obtain Benefit by the Passing of the
        Relevant-proposal/s and You Comply with the Voting
        Exclusion                                           Non-Voting                  Non-Voting
 2.A  To Re-elect Mr David Anstice As A Director            Management     For          Voted - For
 2.B  To Re-elect Mr Maurice Renshaw As A Director          Management     For          Voted - For
 3    Adoption of the Remuneration Report                   Management     For          Voted - For
 4    Grant of Performance Options and Performance Rights
        to Mr Paul Perreault, the Managing Director and
        Chief Executive Officer                             Management     For          Voted - For
 5    Renewal of Proportional Takeover Approval
        Provisions in Constitution                          Management     For          Voted - For
DAIWA HOUSE INDUSTRY CO.,LTD.
 SECURITY ID: J11508124
 Meeting Date: 28-Jun-16 Meeting Type: Annual General Meeting
 1    Approve Appropriation of Surplus                      Management     For          Voted - For
 2    Amend Articles To: Expand Business Lines              Management     For          Voted - For
 3.1  Appoint A Director Higuchi, Takeo                     Management     For          Voted - For
 3.2  Appoint A Director Ono, Naotake                       Management     For          Voted - For
 3.3  Appoint A Director Ishibashi, Tamio                   Management     For          Voted - For
 3.4  Appoint A Director Kawai, Katsutomo                   Management     For          Voted - For
 3.5  Appoint A Director Nishimura, Tatsushi                Management     For          Voted - For
 3.6  Appoint A Director Kosokabe, Takeshi                  Management     For          Voted - For
 3.7  Appoint A Director Ishibashi, Takuya                  Management     For          Voted - For
 3.8  Appoint A Director Fujitani, Osamu                    Management     For          Voted - For
 3.9  Appoint A Director Tsuchida, Kazuto                   Management     For          Voted - For
 3.10 Appoint A Director Hori, Fukujiro                     Management     For          Voted - For
 3.11 Appoint A Director Yoshii, Keiichi                    Management     For          Voted - For
 3.12 Appoint A Director Hama, Takashi                      Management     For          Voted - For
 3.13 Appoint A Director Yamamoto, Makoto                   Management     For          Voted - For
 3.14 Appoint A Director Kiguchi, Masahiro                  Management     For          Voted - For

                              MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 3.15 Appoint A Director Tanabe, Yoshiaki                   Management     For          Voted - For
 3.16 Appoint A Director Otomo, Hirotsugu                   Management     For          Voted - For
 3.17 Appoint A Director Kimura, Kazuyoshi                  Management     For          Voted - For
 3.18 Appoint A Director Shigemori, Yutaka                  Management     For          Voted - For
 3.19 Appoint A Director Yabu, Yukiko                       Management     For          Voted - For
 4    Appoint A Corporate Auditor Kuwano, Yukinori          Management     For          Voted - For
 5    Approve Payment of Bonuses to Corporate Officers      Management     For          Voted - For
 6    Approve Details of Stock Compensation to be
        Received by Directors                               Management     For          Voted - For
DBS GROUP HOLDINGS LTD, SINGAPORE
 SECURITY ID: Y20246107
 Meeting Date: 28-Apr-16      Meeting Type: Annual General Meeting
 1    To Receive and Adopt the Directors' Statement and
        Audited Financial Statements for the Year Ended 31
        December 2015 and the Auditor's Report Thereon      Management     For          Voted - For
 2    To Declare A One-tier Tax Exempt Final Dividend of
        30 Cents Per Ordinary Share, for the Year Ended 31
        December 2015. [2014: Final Dividend of 30 Cents
        Per Ordinary Share, One-tier Tax Exempt]            Management     For          Voted - For
 3    To Approve the Amount of Sgd 3,688,541 Proposed As
        Directors' Remuneration for the Year Ended 31
        December 2015. [2014: Sgd 3,553,887]                Management     For          Voted - For
 4    To Re-appoint Messrs PricewaterhouseCoopers LLP As
        Auditor of the Company and to Authorise the
        Directors to Fix Their Remuneration                 Management     For          Voted - For
 5    To Re-elect the Following Director, Who are
        Retiring Under Article 95 of the Company's
        Constitution and Who, Being Eligible, Offer
        Themselves for Re-election: Ms Euleen Goh           Management     For          Voted - For
 6    To Re-elect the Following Director, Who are
        Retiring Under Article 95 of the Company's
        Constitution and Who, Being Eligible, Offer
        Themselves for Re-election: Mr Danny Teoh           Management     For          Voted - For
 7    To Re-elect the Following Director, Who are
        Retiring Under Article 95 of the Company's
        Constitution and Who, Being Eligible, Offer
        Themselves for Re-election: Mr Piyush Gupta         Management     For          Voted - For
 8    To Re-appoint Mr Nihal Vijaya Devadas Kaviratne Cbe
        Who is Retiring Under the Resolution Passed at the
        Annual General Meeting of the Company Held on 23
        April 2015 Pursuant to Section 153(6) of the
        Companies Act, Chapter 50 (which Was Then in Force) Management     For          Voted - For
 9    That Authority be and is Hereby Given to the
        Directors of the Company to Offer and Grant Awards
        in Accordance with the Provisions of the Dbsh Share
        Plan and to Allot and Issue from Time to Time Such
        Number of Ordinary Shares of the Company ("dbsh
        Ordinary Shares") As May be Required to be Issued
        Pursuant to the Vesting of Awards Under the Dbsh
        Share Plan, Provided Always That: (a) the Aggregate
        Number of New Dbsh Ordinary Shares (i) Issued

                                    MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      And/or to be Issued Pursuant to the Dbsh Share
      Plan; and (ii) Issued Pursuant to the Dbsh Share
      Option Plan Shall Not Exceed 5 Per Cent of the
      Total Number of Issued Shares (excluding Treasury
      Shares) of the Company from Time to Time; and (b)
      the Aggregate Number of New Dbsh Ordinary Shares
      Under Awards to be Granted Pursuant to the Dbsh
      Share Plan During the Period Commencing from the
      Date of This Annual General Meeting of the Company
      and Ending on the Date of the Next Annual General
      Meeting of the Company Or the Date by Which the
      Next Annual General Meeting of the Company is
      Required by Law to be Held, Whichever is the
      Earlier, Shall Not Exceed 2 Per Cent of the Total
      Number of Issued Shares (excluding Treasury Shares)
      of the Company from Time to Time                    Management     For          Voted - For
10  That Authority be and is Hereby Given to the
      Directors of the Company To: (a) (i) Issue Shares
      of the Company ("shares") Whether by Way of Rights,
      Bonus Or Otherwise; And/or (ii) Make Or Grant
      Offers, Agreements Or Options (collectively,
      "instruments") That Might Or Would Require Shares
      to be Issued, Including But Not Limited to the
      Creation and Issue of (as Well As Adjustments To)
      Warrants, Debentures Or Other Instruments
      Convertible Into Shares, at Any Time and Upon Such
      Terms and Conditions and for Such Purposes and to
      Such Persons As the Directors May in Their Absolute
      Discretion Deem Fit; and (b) (notwithstanding the
      Authority Conferred by This Resolution May Have
      Ceased to be in Force) Issue Shares in Pursuance of
      Any Instrument Made Or Granted by the Directors
      While This Resolution Was in Force, Provided That:
      (1) the Aggregate Number of Shares to be Issued
      Pursuant to This Resolution (including Shares to be
      Issued in Pursuance of Instruments Made Or Granted
      Pursuant to This Resolution) Does Not Exceed 50 Per
      Cent of the Total Number of Issued Shares           Management     For          Voted - For
11  That Authority be and is Hereby Given to the
      Directors of the Company to Allot and Issue Such
      Number of New Ordinary Shares of the Company As May
      be Required to be Allotted and Issued Pursuant to
      the Application of the Dbsh Scrip Dividend Scheme
      to the Final Dividend of 30 Cents Per Ordinary
      Share for the Year Ended 31 December 2015           Management     For          Voted - For
12  That Authority be and is Hereby Given to the
      Directors of the Company to Apply the Dbsh Scrip
      Dividend Scheme to Any Dividend(s) Which May be
      Declared for the Year Ending 31 December 2016 and
      to Allot and Issue Such Number of New Ordinary
      Shares of the Company As May be Required to be
      Allotted and Issued Pursuant Thereto                Management     For          Voted - For
13  That: (a) for the Purposes of Sections 76c and 76e
      of the Companies Act, Chapter 50 (the "companies
      Act"), the Exercise by the Directors of the Company
      of All the Powers of the Company to Purchase Or
      Otherwise Acquire Issued Ordinary Shares of the

                           MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
       Company ("ordinary Shares") Not Exceeding in
       Aggregate the Maximum Percentage (as Hereafter
       Defined), at Such Price Or Prices As May be
       Determined by the Directors from Time to Time Up to
       the Maximum Price (as Hereafter Defined), Whether
       by Way Of: (i) Market Purchase(s) on the Singapore
       Exchange Securities Trading Limited ("sgx-st")
       And/or Any Other Securities Exchange on Which the
       Ordinary Shares May for the Time Being be Listed
       and Quoted ("other Exchange"); And/or (ii) Off-
       Market Purchase(s) (if Effected Otherwise Than on
       the Sgx-st Or, As the Case May Be, Other Exchange)
       in Accordance with Any Equal Access Scheme(s) As
       May be Determined Or Formulated by the Directors As
       They Consider Fit, Which Scheme(s) Shall Satisfy
       All the Conditions Prescribed by the Companies Act,
       and Otherwise in Accordance with All Other Laws and
       Regulations and Rules of the Sgx- St Or, As the
       Case May Be, Other Exchange As May for the Time
       Being be Applicable, be and is Hereby Authorised
       and Approved Generally and Unconditionally (the
       "share Purchase Mandate"); (b) Unless Varied Or
       Revoked by the Company in General Meeting, the
       Authority Conferred on the Directors of the Company
       Pursuant to the Share Purchase Mandate May be
       Exercised by the Directors at Any Time and from
       Time to Time During the Period Commencing from the
       Date of the Passing of This Resolution and Expiring
       on the Earliest Of: (i) the Date on Which the Next
       Annual General Meeting of the Company is Held; (ii)
       the Date by Which the Next Annual General Meeting
       of the Company is Required by Law to be Held; and
       (iii) the Date on Which Purchases and Acquisitions
       of Ordinary Shares Pursuant to the Share Purchase
       Mandate are Carried                                 Management     For          Voted - For
 14  That the Regulations Contained in the New
       Constitution Submitted to This Meeting And, for the
       Purpose of Identification, Subscribed to by the
       Chairman Thereof, be Approved and Adopted As the
       New Constitution of the Company in Substitution
       For, and to the Exclusion Of, the Existing
       Constitution                                        Management     For          Voted - For
DENSO CORPORATION
 SECURITY ID: J12075107
 Meeting Date: 21-Jun-16   Meeting Type: Annual General Meeting
 1.1 Appoint A Director Kato, Nobuaki                      Management     For          Voted - For
 1.2 Appoint A Director Kobayashi, Koji                    Management     For          Voted - For
 1.3 Appoint A Director Arima, Koji                        Management     For          Voted - For
 1.4 Appoint A Director Miyaki, Masahiko                   Management     For          Voted - For
 1.5 Appoint A Director Maruyama, Haruya                   Management     For          Voted - For
 1.6 Appoint A Director Yamanaka, Yasushi                  Management     For          Voted - For
 1.7 Appoint A Director Makino, Yoshikazu                  Management     For          Voted - For

                             MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
 1.8  Appoint A Director Adachi, Michio                 Management     For          Voted - For
 1.9  Appoint A Director Wakabayashi, Hiroyuki          Management     For          Voted - For
 1.10 Appoint A Director Iwata, Satoshi                 Management     For          Voted - For
 1.11 Appoint A Director Ito, Masahiko                  Management     For          Voted - For
 1.12 Appoint A Director George Olcott                  Management     For          Voted - For
 1.13 Appoint A Director Nawa, Takashi                  Management     For          Voted - For
 2    Approve Payment of Bonuses to Directors           Management     For          Voted - For
DIAGEO PLC, LONDON
 SECURITY ID: G42089113
 Meeting Date: 23-Sep-15     Meeting Type: Annual General Meeting
 1    Accept Financial Statements and Statutory Reports Management     For          Voted - For
 2    Approve Remuneration Report                       Management     For          Voted - For
 3    Approve Final Dividend                            Management     For          Voted - For
 4    Re-elect Peggy Bruzelius As Director              Management     For          Voted - For
 5    Re-elect Lord Davies of Abersoch As Director      Management     For          Voted - For
 6    Re-elect Ho Kwonping As Director                  Management     For          Voted - For
 7    Re-elect Betsy Holden As Director                 Management     For          Voted - For
 8    Re-elect Dr Franz Humer As Director               Management     For          Voted - For
 9    Re-elect Deirdre Mahlan As Director               Management     For          Voted - For
 10   Re-elect Nicola Mendelsohn As Director            Management     For          Voted - For
 11   Re-elect IVan Menezes As Director                 Management     For          Voted - For
 12   Re-elect Philip Scott As Director                 Management     For          Voted - For
 13   Re-elect Alan Stewart As Director                 Management     For          Voted - For
 14   Appoint PricewaterhouseCoopers LLP As Auditors    Management     For          Voted - For
 15   Authorise Board to Fix Remuneration of Auditors   Management     For          Voted - For
 16   Authorise Issue of Equity with Pre-emptive Rights Management     For          Voted - For
 17   Authorise Issue of Equity Without Pre- Emptive
        Rights                                          Management     For          Voted - For
 18   Authorise Market Purchase of Ordinary Shares      Management     For          Voted - For
 19   Authorise Eu Political Donations and Expenditure  Management     For          Voted - For
EAST JAPAN RAILWAY COMPANY
 SECURITY ID: J1257M109
 Meeting Date: 23-Jun-16     Meeting Type: Annual General Meeting
 1    Approve Appropriation of Surplus                  Management     For          Voted - For
 2    Amend Articles To: Reduce the Board of Directors
        Size to 20                                      Management     For          Voted - For
 3.1  Appoint A Director Seino, Satoshi                 Management     For          Voted - For
 3.2  Appoint A Director Ogata, Masaki                  Management     For          Voted - For
 3.3  Appoint A Director Tomita, Tetsuro                Management     For          Voted - For
 3.4  Appoint A Director Fukasawa, Yuji                 Management     For          Voted - For
 3.5  Appoint A Director Kawanobe, Osamu                Management     For          Voted - For
 3.6  Appoint A Director Morimoto, Yuji                 Management     For          Voted - For
 3.7  Appoint A Director Ichinose, Toshiro              Management     For          Voted - For
 3.8  Appoint A Director Nakai, Masahiko                Management     For          Voted - For

                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
 3.9  Appoint A Director Nishiyama, Takao                    Management     For          Voted - For
 3.10 Appoint A Director Hino, Masao                         Management     For          Voted - For
 3.11 Appoint A Director Maekawa, Tadao                      Management     For          Voted - For
 3.12 Appoint A Director Ishikawa, Akihiko                   Management     For          Voted - For
 3.13 Appoint A Director Eto, Takashi                        Management     For          Voted - For
 3.14 Appoint A Director Hamaguchi, Tomokazu                 Management     For          Voted - For
 3.15 Appoint A Director Ito, Motoshige                      Management     For          Voted - For
 3.16 Appoint A Director Amano, Reiko                        Management     For          Voted - For
 4    Appoint A Corporate Auditor Kanetsuki, Seishi          Management     For          Voted - For
 5    Amend the Compensation to be Received by Directors     Management     For          Voted - For
 6    Approve Payment of Bonuses to Corporate Officers       Management     For          Voted - For
FAURECIA SA, NANTERRE
 SECURITY ID: F3445A108
 Meeting Date: 27-May-16 Meeting Type: Mix
      Please Note in the French Market That the Only
        Valid Vote Options are "for"-and "against" A Vote
        of "abstain" Will be Treated As an "against" Vote.   Non-Voting                  Non-Voting
      The Following Applies to Shareholders That Do Not
        Hold Shares Directly with A- French Custodian:
        Proxy Cards: Voting Instructions Will be Forwarded
        to The- Global Custodians on the Vote Deadline
        Date. in Capacity As Registered- Intermediary, the
        Global Custodians Will Sign the Proxy Cards and
        Forward-them to the Local Custodian. If You Request
        More Information, Please Contact-your Client
        Representative                                       Non-Voting                  Non-Voting
      16 May 2016: Please Note That Important Additional
        Meeting Information Is-available by Clicking on the
        Material Url Link:- Https://balo.journal-
        Officiel.gouv.fr/pdf/2016/0418/201604181601344.pdf.-
        Revision Due to Receipt of Additional Url
        Link:-https://balo.journal-
        Officiel.gouv.fr/pdf/2016/0509/201605091601892.pdf.
        And-modification of the Text of Resolution O.3. If
        You Have Already Sent in Your-votes, Please Do Not
        Vote Again Unless You Decide to Amend Your
        Original-instructions. Thank You.                    Non-Voting                  Non-Voting
 O.1  Approval of the Corporate Financial Statements for
        the Financial Year Ended 31 December 2015            Management     For          Voted - For
 O.2  Approval of the Consolidated Financial Statements
        for the Financial Year Ended 31 December 2015        Management     For          Voted - For
 O.3  Allocation of Income for the Financial Year;
        Setting of Dividend: Eur 0.65 Per Share              Management     For          Voted - For
 O.4  Special Auditors' Report on the Regulated
        Agreements and Commitments and Approval of the New
        Agreements                                           Management     For          Voted - For
 O.5  Advisory Review of the Compensation Owed Or Paid to
        Mr Yann Delabriere, Chairman- Chief Executive
        Officer, for the Financial Year Ended 31 December
        2015                                                 Management     For          Voted - For

                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 O.6 Advisory Review of the Compensation Owed Or Paid to
       Mr Patrik Koller, Deputy General Manager, for the
       Financial Year Ended 31 December 2015               Management     For          Voted - For
 O.7 Renewal of the Term of Ms Linda Hasenfratz As
       Director                                            Management     For          Voted - For
 O.8 Appointment of Ms Olivia Larmaraud As Director        Management     For          Voted - For
 O.9 Appointment of Mrs Odile Desforges As Director        Management     For          Voted - For
 O.10 Appointment of Mr Michel De Rosen As Director        Management     For          Voted - For
 O.11 Authorisation to be Granted to the Board of
       Directors with Respect to the Company Buying Back
       Its Own Shares Within the Context of the Provisions
       of Article L.225- 209 of the French Commercial
       Code, Duration of the Authorisation, Formalities,
       Terms, Ceiling                                      Management     For          Voted - For
 E.12 Authorisation to be Granted to the Board of
       Directors with Respect to Cancelling the Shares
       Bought Back by the Company Within the Context of
       the Provisions of Article L.225-209 of the French
       Commercial Code, Duration of the Authorisation,
       Ceiling                                             Management     For          Voted - For
 E.13 Authorisation to be Granted to the Board of
       Directors with Respect to Freely Allocating
       Existing Shares And/or Shares to be Issued to
       Salaried Employees And/or Certain Executive
       Officers of the Company Or Associated Companies,
       Waiver of Shareholders' Pre-emptive Subscription
       Right, Duration of the Authorisation, Ceiling,
       Duration of the Acquisition Period, Particularly in
       the Event of Invalidity, Performance Conditions     Management     For          Voted - For
 E.14 Powers to Carry Out All Legal Formalities            Management     For          Voted - For
GLENCORE PLC, ST HELIER
 SECURITY ID: G39420107
 Meeting Date: 19-May-16 Meeting Type: Annual General Meeting
 1   To Receive the Company's Accounts and the Reports
       of the Directors and Auditors for the Year Ended 31
       December 2015                                       Management     For          Voted - For
 2   To Re-elect Anthony Hayward (chairman) As A Director  Management     For          Voted - For
 3   To Re-elect Leonhard Fischer (independent
       Non-executive Director) As A Director               Management     For          Voted - For
 4   To Re-elect William Macauley (independent
       Non-executive Director) As A Director               Management     For          Voted - For
 5   To Re-elect IVan Glasenberg (chief Executive
       Officer) As A Director                              Management     For          Voted - For
 6   To Re-elect Peter Coates (non-executive Director)
       As A Director                                       Management     For          Voted - For
 7   To Re-elect John Mack (independent Non- Executive
       Director) As A Director                             Management     For          Voted - For
 8   To Re-elect Peter Grauer (independent Non-
       Executive Director) As A Director                   Management     For          Voted - For
 9   To Re-elect Patrice Merrin (independent
       Non-executive Director) As A Director               Management     For          Voted - For

                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 10 To Approve the Directors' Remuneration Report in
      the 2015 Annual Report (excluding the Directors'
      Remuneration Policy As Set Out in Part A of the
      Director's Remuneration Report)                     Management     For          Voted - For
 11 To Reappoint Deloitte LLP As the Company's Auditors
      to Hold Office Until the Conclusion of the Next
      General Meeting at Which Accounts are Laid          Management     For          Voted - For
 12 To Authorise the Audit Committee to Fix the
      Remuneration of the Auditors                        Management     For          Voted - For
 13 To Renew the Authority Conferred on the Directors
      Pursuant to Article 10.2 of the Company's Articles
      of Association (the Articles) to Allot Shares Or
      Grant Rights to Subscribe for Or to Convert Any
      Security Into Shares for an Allotment Period        Management     For          Voted - For
 14 Subject to and Conditionally Upon the Passing of
      Resolution 13, to Empower the Directors Pursuant to
      Article 10.3 of the Articles to Allot Equity
      Securities for an Allotment Period                  Management     For          Voted - For
 15 That the Company be and Hereby Generally and
      Unconditionally Authorised to Make Market Purchases
      of Ordinary Shares As Per the Terms Set Out in the
      Notice of Meeting                                   Management     For          Voted - For
 16 That in Order to Address our Interest in the Longer
      Term Success of the Company, Given the Recognised
      Risks and Opportunities Associated with Climate
      Change, We As Shareholders of the Company Direct
      That Routine Annual Reporting 2017 Includes Further
      Information About: Ongoing Operational Emissions
      Management; Asset Portfolio Resilience to the
      International Energy Agency's (iea's) Scenarios;
      Lowcarbon Energy Research and Development (r&d) and
      Investment Strategies; Relevant Strategic Key
      Performance Indicators (kpis) and Executive
      Incentives; and Public Policy Positions Relating to
      Climate Change. This Additional Ongoing Reporting
      Could Build on the Disclosures Already Made to Cdp
      (formerly the Carbon Disclosure Project) And/or
      Those Already Made Within the Company's Annual
      Report and Sustainability Report                    Management     For          Voted - For
    20 Apr 2016: Please Note That This is A Revision
      Due to Receipt of the Record-date. If You Have
      Already Sent in Your Votes, Please Do Not Vote
      Again Unless-you Decide to Amend Your Original
      Instructions. Thank You.                            Non-Voting                  Non-Voting
HOME RETAIL GROUP PLC, MILTON KEYNES
 SECURITY ID: G4581D103
 Meeting Date: 01-Jul-15 Meeting Type: Annual General Meeting
 1  To Receive and Adopt the Directors' Report,
      Auditors' Report and the Financial Statements for
      the 52 Weeks Ended 28 February 2015                 Management     For          Voted - For
 2  To Approve the Directors' Remuneration Report for
      the 52 Weeks Ended 28 February 2015                 Management     For          Voted - For

                        MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   To Declare A Final Dividend of 2.8p Per Ordinary
      Share for the 52 Weeks Ended 28 February 2015      Management     For          Voted - For
4   To Re-elect Richard Ashton As A Director of the
      Company                                            Management     For          Voted - For
5   To Re-elect John Coombe As A Director of the Company Management     For          Voted - For
6   To Re-elect Mike Darcey As A Director of the Company Management     For          Voted - For
7   To Re-elect Ian Durant As A Director of the Company  Management     For          Voted - For
8   To Re-elect Cath Keers As A Director of the Company  Management     For          Voted - For
9   To Re-elect Jacqueline De Rojas As A Director of
      the Company                                        Management     For          Voted - For
10  To Re-elect John Walden As A Director of the Company Management     For          Voted - For
11  To Re-appoint PricewaterhouseCoopers LLP As
      Auditors of the Company                            Management     For          Voted - For
12  To Authorise the Directors to Fix the Auditors'
      Remuneration                                       Management     For          Voted - For
13  To Authorise the Company and Its Subsidiaries to
      Make Political Donations to Eu Political
      Organisations/incur Eu Political Expenditure       Management     For          Voted - For
14  To Authorise the Directors to Allot Unissued Shares  Management     For          Voted - For
15  To Authorise the Directors to Disapply Pre- Emption
      Rights                                             Management     For          Voted - For
16  To Authorise the Company to Purchase Its Own Shares  Management     For          Voted - For
17  To Approve General Meetings (other Than Agms) Being
      Called on Not Less Than 14 Working Days' Notice    Management     For          Voted - For
18  To Extend the Expiry Date of the Company's Share
      Plans by 12 Months Until 2017                      Management     For          Voted - For
Meeting Date: 25-Feb-16 Meeting Type: Ordinary General Meeting
1   To Approve the Transaction on the Terms Set Out in
      the Transaction Agreements, Including for the
      Purpose of Compliance with Rule 21.1 of the City
      Code on Takeovers and Mergers                      Management     For          Voted - For
Meeting Date: 29-Jun-16 Meeting Type: Annual General Meeting
1   To Receive and Adopt the Directors' Report,
      Auditors' Report and the Financial Statements for
      the 52 Weeks Ended 27 February 2016                Management     For          Voted - For
2   To Approve the Directors' Remuneration Report for
      the 52 Weeks Ended 27 February 2016                Management     For          Voted - For
3   To Re-elect Richard Ashton As A Director of the
      Company                                            Management     For          Voted - For
4   To Re-elect John Coombe As A Director of the Company Management     For          Voted - For
5   To Re-elect Mike Darcey As A Director of the Company Management     For          Voted - For
6   To Re-elect Ian Durant As A Director of the Company  Management     For          Voted - For
7   To Re-elect Cath Keers As A Director of the Company  Management     For          Voted - For
8   To Re-elect Jacqueline De Rojas As A Director of
      the Company                                        Management     For          Voted - For
9   To Re-elect John Walden As A Director of the Company Management     For          Voted - For
10  To Re-appoint PricewaterhouseCoopers LLP As
      Auditors of the Company                            Management     For          Voted - For

                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 11   To Authorise the Directors to Fix the Remuneration
        of the Auditors                                     Management     For          Voted - For
 12   To Authorise the Company and Its Subsidiaries to
        Make Political Donations to Political Organisations
        Or Incur Political Expenditure                      Management     For          Voted - For
 13   To Authorise the Directors to Allot Unissued Shares   Management     For          Voted - For
 14   To Authorise the Directors to Disapply Pre- Emption
        Rights                                              Management     For          Voted - For
 15   To Authorise the Company to Purchase Its Own Shares   Management     For          Voted - For
 16   To Approve General Meetings (other Than Agms) Being
        Called on Not Less Than 14 Working Days' Notice     Management     For          Voted - For
HON HAI PRECISION INDUSTRY CO LTD
 SECURITY ID: Y36861105
 Meeting Date: 22-Jun-16 Meeting Type: Annual General Meeting
      Please Note That in Cases Where the Client
        Instructs Us to Vote Against Any-proposal to be
        Discussed at A Shareholders Meeting and the Voting
        With-respect to Such Proposal is Done by Ballot, We
        Or our Designee Will Fill Out-the Ballot in Respect
        of Such Proposal in Accordance with the
        Clients-instructions. However, If the Voting at the
        Shareholders Meeting is Done By-acclamation, We/our
        Designee Will Not Take Any Action in Respect of
        The-relevant Proposal. Thank You                    Non-Voting                  Non-Voting
 1    Amendment to the Articles of Incorporation            Management     For          Voted - For
 2    Ratification of the 2015 Business Report and
        Audited Financial Statements                        Management     For          Voted - For
 3    Ratification of the Proposal for Distribution of
        2015 Profits. Proposed Cash Dividend : Twd 4.0 Per
        Share. Proposed Stock Dividend : 100 Shares Per
        1,000 Shares                                        Management     For          Voted - For
 4    Discussion to Approve the Issuance of New Shares
        for Capital Increase by Earnings Re- Capitalization Management     For          Voted - For
 5    Discussion of Amendments to the Company's Asset
        Acquisition and Disposal Procedures                 Management     For          Voted - For
 6    Discussion of Amendments to the Company's
        Procedures for Lending Funds to Others              Management     For          Voted - For
 7    Discussion of Amendments to the Company's
        Procedures for Endorsements and Guarantees          Management     For          Voted - For
 8    Discussion of Amendments to the Company's
        Operational Procedures for Derivative Trading       Management     For          Voted - For
 9    Discussion of Amendments to the Company's
        Regulations Governing the Election of Directors     Management     For          Voted - For
 10.1 The Election of the Director : Guo Tai
        Ming,shareholder No.1                               Management     For          Voted - For
 10.2 The Election of the Director : Hon Jin
        International Investment Company
        Limited,shareholder No.57132,lu Fang Ming As
        Representative                                      Management     For          Voted - For

                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 10.3 The Election of the Director : Hon Chiao
        International Investment Company
        Limited,shareholder No.16662,tai Jeng Wu As
        Representative                                      Management     For          Voted - For
 10.4 The Election of the Director : Hon Chiao
        International Investment Company
        Limited,shareholder No.16662,chen Jen Gwo As
        Representative                                      Management     For          Voted - For
 10.5 The Election of the Director : Huang Qing
        Yuan,shareholder No.r101807xxx                      Management     For          Voted - For
 10.6 The Election of the Director : Sung Hsueh
        Jen,shareholder No.r102960xxx                       Management     For          Voted - For
 10.7 The Election of the Independent Director : Fu Li
        Chen,shareholder No.a120777xxx                      Management     For          Voted - For
 10.8 The Election of the Independent Director : Li Kai
        Fu,shareholder No.f121958xxx                        Management     For          Voted - For
 10.9 The Election of the Independent Director : Chan Chi
        Shean,shareholder No.n101117xxx                     Management     For          Voted - For
 11   Discussion to Approve the Lifting of Director of
        Non-competition Restrictions                        Management     For          Voted - For
INDUSTRIA DE DISENO TEXTIL S.A., ARTEIXO, LA COROG
 SECURITY ID: E6282J125
 Meeting Date: 14-Jul-15 Meeting Type: Annual General Meeting
      Please Note That This is an Amendment to Meeting Id
        497476 Due to Change in Vo-ting Status of
        Resolution 10. All Votes Received on the Previous
        Meeting Will-be Disregarded and You Will Need to
        Reinstruct on This Meeting Notice. Thank Y- Ou.     Non-Voting                  Non-Voting
      Please Note That Shareholders May Only Attend in
        the Shareholders Meeting If T-hey Hold Voting
        Rights of A Minimum of 1 Share. Thank You           Non-Voting                  Non-Voting
      Please Note in the Event the Meeting Does Not Reach
        Quorum, There Will be A Se-cond Call on 15 Jul
        2015. Consequently, Your Voting Instructions Will
        Remain V-alid for All Calls Unless the Agenda is
        Amended. Thank You.                                 Non-Voting                  Non-Voting
 1    Review and Approval, Where Appropriate, of the
        Annual Accounts (balance Sheet, Profit and Loss
        Account, Shareholders' Equity Statement, Cash Flow
        Statement and Annual Report) and Management Report
        of Industria De Diseno Textil, Sociedad Anonima,
        (inditex, S.a.) for Financial Year 2014, Ended 31st
        January 2015                                        Management     For          Voted - For
 2    Review and Approval, Where Appropriate, of the
        Annual Accounts (balance Sheet, Profit and Loss
        Account, Statement of Comprehensive Income,
        Shareholders' Equity Statement, Cash Flow Statement
        and Annual Report) and Management Report of the
        Consolidated Group ("inditex Group") for Financial
        Year 2014, Ended 31st January 2015, and of the
        Management of the Company                           Management     For          Voted - For

                                    MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   Distribution of the Income Or Loss of the Financial
      Year and Declaration of Dividends                   Management     For          Voted - For
4.A Re-election of Mr Pablo Isla Alvarez De Tejera, As
      Executive Director                                  Management     For          Voted - For
4.B Re-election of Mr Amancio Ortega Gaona, As
      Non-executive Proprietary Director                  Management     For          Voted - For
4.C Re-election of Mr Emilio Saracho Rodriguez De
      Torres, As Non-executive Independent Director       Management     For          Voted - For
4.D Appointment of Mr Jose Luis Duran Schulz, As
      Non-executive Independent Director                  Management     For          Voted - For
5.A Amendment of the Articles of Association to Adjust
      Its Contents to the Terms of Act 31/2014, of 3
      December, Amending the Act on Capital Companies to
      Improve Corporate Governance and of Act 5/2015 of
      27 April on Promotion of Corporate Financing, and
      to Encompass Improvements in the Area of Good
      Governance As Well As Technical Ones: Amendment of
      Chapter I ("company Name, Company Object,
      Registered Office and Duration")                    Management     For          Voted - For
5.B Amendment of the Articles of Association to Adjust
      Its Contents to the Terms of Act 31/2014, of 3
      December, Amending the Act on Capital Companies to
      Improve Corporate Governance and of Act 5/2015 of
      27 April on Promotion of Corporate Financing, and
      to Encompass Improvements in the Area of Good
      Governance As Well As Technical Ones: Amendment of
      Chapter II ("share Capital")                        Management     For          Voted - For
5.C Amendment of the Articles of Association to Adjust
      Its Contents to the Terms of Act 31/2014, of 3
      December, Amending the Act on Capital Companies to
      Improve Corporate Governance and of Act 5/2015 of
      27 April on Promotion of Corporate Financing, and
      to Encompass Improvements in the Area of Good
      Governance As Well As Technical Ones: Amendment of
      Chapter III ("governing Bodies of the Company")     Management     For          Voted - For
5.D Amendment of the Articles of Association to Adjust
      Its Contents to the Terms of Act 31/2014, of 3
      December, Amending the Act on Capital Companies to
      Improve Corporate Governance and of Act 5/2015 of
      27 April on Promotion of Corporate Financing, and
      to Encompass Improvements in the Area of Good
      Governance As Well As Technical Ones: Amendment of
      Chapter IV ("financial Year, Annual Accounts:
      Verification, Approval and Release, Distribution of
      Income Or Loss"). Chapter V ("winding-up and
      Liquidation of the Company") and Chapter Vi
      ("additional Provisions")                           Management     For          Voted - For
5.E Amendment of the Articles of Association to Adjust
      Its Contents to the Terms of Act 31/2014, of 3
      December, Amending the Act on Capital Companies to
      Improve Corporate Governance and of Act 5/2015 of
      27 April on Promotion of Corporate Financing, and
      to Encompass Improvements in the Area of Good
      Governance As Well As Technical Ones: Approval of
      the Revised Text of the Articles of Association     Management     For          Voted - For

                           MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 6   Approval of the Revised Text of the Regulations of
       the General Meeting of Shareholders to Adjust Its
       Contents to the Terms of Act 31/2014, of 3
       December, Amending the Act on Capital Companies to
       Improve Corporate Governance and of Act 5/2015 of
       27 April on Promotion of Corporate Financing, and
       to Encompass Improvements in the Area of Good
       Governance As Well As Technical Ones                Management     For          Voted - For
 7   Re-election of the Financial Auditors of the
       Company and Its Group for Financial Year 2015       Management     For          Voted - For
 8   Adjustment of Directors' Remuneration for Members
       of the Nomination Committee and the Remuneration
       Committee As A Result of the Split of the
       Nomination and Remuneration Committee Into Two
       Separate Committees                                 Management     For          Voted - For
 9   Advisory Say-on-pay Vote on the Annual Report on
       the Remuneration of Directors                       Management     For          Voted - For
 10  Information Provided to the Annual General Meeting
       on the Amendment of the Boa-rd of Directors'
       Regulations                                         Non-Voting                  Non-Voting
 11  Granting of Powers for the Implementation of
       Resolutions                                         Management     For          Voted - For
INTESA SANPAOLO SPA, TORINO/MILANO
 SECURITY ID: T55067101
 Meeting Date: 26-Feb-16   Meeting Type: Extraordinary General Meeting
 1   To Approve the New Company Bylaws in Relation to
       the One-tier System of Administration and Audit,
       Resolutions Related Thereto                         Management     For          Voted - For
 Meeting Date: 27-Apr-16   Meeting Type: Ordinary General Meeting
     Please Note That the Italian Language Agenda is
       Available by Clicking on The-url Link:-
       Https://materials.proxyvote.com/approved/
       99999z/19840101/nps_276610.pdf                      Non-Voting                  Non-Voting
 1   Proposal for Allocation of Net Income Relating to
       the Financial Statements As at 31 December 2015 and
       Distribution of Dividends                           Management                  Non-Voting
 2.A Determination of the Number of Members of the Board
       of Directors for Financial Years 2016/2017/2018:
       Shareholders Compagnia Di San Paolo, Fondazione
       Cariplo, Fondazione Cassa Di Risparmio Di Padova E
       Rovigo and Fondazione Cassa Di Risparmio in Bologna
       Have Proposed to Set the Number of Members of the
       Board of Directors at 19                            Management                  Non-Voting
     Please Note That Although There are 2 Slates of
       Directors to be Elected,-there is Only 1 Vacancy
       Available to be Filled at the Meeting. the
       Standing-instructions for This Meeting Will be
       Disabled And, If You Choose, You Are-required to
       Vote for Only 1 of the 2 Slates of Directors. Thank
       You                                                 Non-Voting                  Non-Voting

                                    MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
2.B.1 Please Note That This Resolution is A Shareholder
      Proposal: Appointment of Members of the Board of
      Directors and the Management Control Committee for
      Financial Years 2016/2017/2018, on the Basis of the
      Lists of Candidates Submitted by Shareholders: List
      Presented by Compagnia Di San Paolo, Fondazione
      Cariplo, Fondazione Cassa Di Risparmio Di Padova E
      Rovigo, Fondazione Cassa Di Risparmio in Bologna,
      Representing the 19.460pct of the Stock Capital:
      Board of Directors Candidates: Gian Maria
      Gros-pietro, Paolo Andrea Colombo, Carlo Messina,
      Bruno Picca, Rossella Locatelli, Giovanni Costa,
      Livia Pomodoro, Giovanni Gorno Tempini,             Shareholder                 Non-Voting
2.B.2 Please Note That This Resolution is A Shareholder
      Proposal: Appointment of Members of the Board of
      Directors and the Management Control Committee for
      Financial Years 2016/2017/2018, on the Basis of the
      Lists of Candidates Submitted by Shareholders: List
      Presented by Aberdeen Asset Management PLC, Aletti
      Gestielle Sgr S.p.a., Anima Sgr S.p.a., Apg Asset
      Management N.v., Arca S.g.r. S.p.a., Ersel Asset
      Management Sgr S.p.a., Eurizon Capital S.g.r.
      S.p.a., Eurizon Capital Sa, Fil Investments
      International - Fid Fds Italy, Generali Investment
      Europe S.p.a. Sgr, Legal & General Investment
      Management Limited, Mediolanum Gestione Fondi
      Sgrpa, Mediolanum International Funds Limited,
      Pioneer Asset Management Sa, Pioneer Investment
      Management Sgrpa, Standard Life Investment, Ubi
      Pramerica, Representing the 2.403pct of the Stock
      Capital: Board of Directors Candidates: Francesca
      Cornelli, Daniele Zamboni, Maria Mazzarella; Board
      of Directors and Committee for Management Audit
      Candidates: Marco Mangiagalli, Alberto Maria Pisani Shareholder                 Non-Voting
2.C Election of the Chairman and One Or More Deputy
      Chairpersons of the Board of Directors for
      Financial Years 2016/2017/2018: Shareholders
      Compagnia Di San Paolo, Fondazione Cariplo,
      Fondazione Cassa Di Risparmio Di Padova E Rovigo
      and Fondazione Cassa Di Risparmio in Bologna Have
      Proposed the Appointment of Gian Maria Gros-pietro
      As Chairman of the Board of Directors and of One
      Deputy Chairperson in the Person of Paolo Andrea
      Colombo                                             Management                  Non-Voting
3.A Remuneration and Own Shares: Remuneration Policies
      in Respect of Board Directors                       Management                  Non-Voting
3.B Remuneration and Own Shares: Determination of the
      Remuneration of Board Directors (pursuant to
      Articles 16.2 - 16.3 of the Articles of
      Association, Included in the Text Approved at the
      Shareholders' Meeting of 26 February 2016)          Management                  Non-Voting
3.C Remuneration and Own Shares: 2016 Remuneration
      Policies for Employees and Other Staff Not Bound by
      an Employment Agreement                             Management                  Non-Voting
3.D Remuneration and Own Shares: Increase in the Cap on
      Variable-to-fixed Remuneration for Specific and

                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
        Limited Professional Categories and Business
        Segments                                            Management                  Non-Voting
 3.E  Remuneration and Own Shares: Approval of the
        Incentive Plan Based on Financial Instruments and
        Authorisation for the Purchase and Disposal of Own
        Shares                                              Management                  Non-Voting
 3.F  Remuneration and Own Shares: Approval of the
        Criteria for the Determination of the Compensation,
        Including the Maximum Amount, to be Granted in the
        Event of Early Termination of the Employment
        Agreement Or Early Termination of Office            Management                  Non-Voting
KDDI CORPORATION
 SECURITY ID: J31843105
 Meeting Date: 22-Jun-16 Meeting Type: Annual General Meeting
 1    Approve Appropriation of Surplus                      Management     For          Voted - For
 2    Amend Articles To: Expand Business Lines              Management     For          Voted - For
 3.1  Appoint A Director Onodera, Tadashi                   Management     For          Voted - For
 3.2  Appoint A Director Tanaka, Takashi                    Management     For          Voted - For
 3.3  Appoint A Director Morozumi, Hirofumi                 Management     For          Voted - For
 3.4  Appoint A Director Takahashi, Makoto                  Management     For          Voted - For
 3.5  Appoint A Director Ishikawa, Yuzo                     Management     For          Voted - For
 3.6  Appoint A Director Tajima, Hidehiko                   Management     For          Voted - For
 3.7  Appoint A Director Uchida, Yoshiaki                   Management     For          Voted - For
 3.8  Appoint A Director Shoji, Takashi                     Management     For          Voted - For
 3.9  Appoint A Director Muramoto, Shinichi                 Management     For          Voted - For
 3.10 Appoint A Director Kuba, Tetsuo                       Management     For          Voted - For
 3.11 Appoint A Director Kodaira, Nobuyori                  Management     For          Voted - For
 3.12 Appoint A Director Fukukawa, Shinji                   Management     For          Voted - For
 3.13 Appoint A Director Tanabe, Kuniko                     Management     For          Voted - For
 3.14 Appoint A Director Nemoto, Yoshiaki                   Management     For          Voted - For
 4.1  Appoint A Corporate Auditor Ishizu, Koichi            Management     For          Voted - For
 4.2  Appoint A Corporate Auditor Yamashita, Akira          Management     For          Voted - For
 4.3  Appoint A Corporate Auditor Takano, Kakuji            Management     For          Voted - For
 4.4  Appoint A Corporate Auditor Kato, Nobuaki             Management     For          Voted - For
 5    Amend the Compensation to be Received by Corporate
        Auditors                                            Management     For          Voted - For
KENNEDY WILSON EUROPE REAL ESTATE PLC, ST HELIER
 SECURITY ID: G9877R104
 Meeting Date: 27-Apr-16 Meeting Type: Annual General Meeting
 1    That the Annual Report and Accounts of the Company
        for the Financial Year Ended 31 December 2015 be
        Received and Considered                             Management     For          Voted - For
 2    That the Directors' Remuneration Report Set Out on
        Page 76 of the Annual Report and Accounts for the
        Financial Year Ended 31 December 2015 be Approved   Management     For          Voted - For

                           MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 3    That KPMG be Re-appointed As Auditor Until the
        Conclusion of the Company's Next Annual General
        Meeting to be Held in 2017                          Management     For          Voted - For
 4    That the Audit Committee be Authorised to Determine
        the Remuneration of the Auditor                     Management     For          Voted - For
 5    That Charlotte Valeur be Re-elected As A Director     Management     For          Voted - For
 6    That William Mcmorrow be Re-elected As A Director     Management     For          Voted - For
 7    That Mark Mcnicholas be Re-elected As A Director      Management     For          Voted - For
 8    That Simon Radford be Re-elected As A Director        Management     For          Voted - For
 9    That Mary Ricks be Re-elected As A Director           Management     For          Voted - For
 10   That the Company be and is Hereby Generally and
        Unconditionally Authorised to Make Market Purchases
        of Ordinary Shares As Per the Terms Set Out in the
        Notice of Meeting.                                  Management     For          Voted - For
 11   That in Accordance with Article 4.7 of the
        Articles, the Directors be Empowered to Allot and
        Issue. Refer to Notice of Meeting for Full
        Resolution.                                         Management     For          Voted - For
 12   That the Company Articles be Amended As Per the
        Terms Set Out in the Notice of Meeting.             Management     For          Voted - For
KOMATSU LTD.
 SECURITY ID: J35759125
 Meeting Date: 22-Jun-16   Meeting Type: Annual General Meeting
 1    Approve Appropriation of Surplus                      Management     For          Voted - For
 2.1  Appoint A Director Noji, Kunio                        Management     For          Voted - For
 2.2  Appoint A Director Ohashi, Tetsuji                    Management     For          Voted - For
 2.3  Appoint A Director Fujitsuka, Mikio                   Management     For          Voted - For
 2.4  Appoint A Director Takamura, Fujitoshi                Management     For          Voted - For
 2.5  Appoint A Director Shinozuka, Hisashi                 Management     For          Voted - For
 2.6  Appoint A Director Kuromoto, Kazunori                 Management     For          Voted - For
 2.7  Appoint A Director Mori, Masanao                      Management     For          Voted - For
 2.8  Appoint A Director Oku, Masayuki                      Management     For          Voted - For
 2.9  Appoint A Director Yabunaka, Mitoji                   Management     For          Voted - For
 2.10 Appoint A Director Kigawa, Makoto                     Management     For          Voted - For
 3    Appoint A Corporate Auditor Yamane, Kosuke            Management     For          Voted - For
 4    Approve Payment of Bonuses to Directors               Management     For          Voted - For
 5    Approve Delegation of Authority to the Board of
        Directors to Determine Details of Share Acquisition
        Rights Issued As Stock-linked Compensation Type
        Stock Options for Employees of the Company and
        Representative Directors of the Company's
        Subsidiaries                                        Management     For          Voted - For

                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
KUBOTA CORPORATION
 SECURITY ID: J36662138
 Meeting Date: 25-Mar-16 Meeting Type: Annual General Meeting
 1    Amend Articles To: Establish the Articles Related
        to Substitute Corporate Auditors                 Management     For          Voted - For
 2.1  Appoint A Director Kimata, Masatoshi               Management     For          Voted - For
 2.2  Appoint A Director Kubo, Toshihiro                 Management     For          Voted - For
 2.3  Appoint A Director Kimura, Shigeru                 Management     For          Voted - For
 2.4  Appoint A Director Ogawa, Kenshiro                 Management     For          Voted - For
 2.5  Appoint A Director Kitao, Yuichi                   Management     For          Voted - For
 2.6  Appoint A Director IIda, Satoshi                   Management     For          Voted - For
 2.7  Appoint A Director Matsuda, Yuzuru                 Management     For          Voted - For
 2.8  Appoint A Director Ina, Koichi                     Management     For          Voted - For
 3    Appoint A Substitute Corporate Auditor Morishita,
        Masao                                            Management     For          Voted - For
 4    Approve Payment of Bonuses to Directors            Management     For          Voted - For
KURARAY CO.,LTD.
 SECURITY ID: J37006137
 Meeting Date: 29-Mar-16 Meeting Type: Annual General Meeting
 1    Approve Appropriation of Surplus                   Management     For          Voted - For
 2    Amend Articles To: Adopt Reduction of Liability
        System for Non Executive Directors and Corporate
        Auditors                                         Management     For          Voted - For
 3.1  Appoint A Director Ito, Fumio                      Management     For          Voted - For
 3.2  Appoint A Director Ito, Masaaki                    Management     For          Voted - For
 3.3  Appoint A Director Matsuyama, Sadaaki              Management     For          Voted - For
 3.4  Appoint A Director Kugawa, Kazuhiko                Management     For          Voted - For
 3.5  Appoint A Director Hayase, Hiroaya                 Management     For          Voted - For
 3.6  Appoint A Director Komiya, Yukiatsu                Management     For          Voted - For
 3.7  Appoint A Director Nakayama, Kazuhiro              Management     For          Voted - For
 3.8  Appoint A Director Abe, Kenichi                    Management     For          Voted - For
 3.9  Appoint A Director Sano, Yoshimasa                 Management     For          Voted - For
 3.10 Appoint A Director Toyoura, Hitoshi                Management     For          Voted - For
 3.11 Appoint A Director Hamaguchi, Tomokazu             Management     For          Voted - For
 3.12 Appoint A Director Hamano, Jun                     Management     For          Voted - For
 4.1  Appoint A Corporate Auditor Yukiyoshi, Kunio       Management     For          Voted - For
 4.2  Appoint A Corporate Auditor Okamoto, Yoshimitsu    Management     For          Voted - For

                              MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
LAFARGEHOLCIM LTD, RAPPERSWIL-JONA
 SECURITY ID: H4768E105
 Meeting Date: 12-May-16      Meeting Type: Annual General Meeting
     Part 2 of This Meeting is for Voting on Agenda and
       Meeting Attendance-requests Only. Please Ensure
       That You Have First Voted in Favour of
       The-registration of Shares in Part 1 of the
       Meeting. It is A Market Requirement-for Meetings of
       This Type That the Shares are Registered and Moved
       to A-registered Location at the Csd, and Specific
       Policies at the Individual-sub- Custodians May
       Vary. Upon Receipt of the Vote Instruction, It is
       Possible-that A Marker May be Placed on Your Shares
       to Allow for Reconciliation And-re- Registration
       Following A Trade. Therefore Whilst This Does Not
       Prevent The-trading of Shares, Any That are
       Registered Must be First Deregistered If-required
       for Settlement. Deregistration Can Affect the
       Voting Rights of Those-shares. If You Have Concerns
       Regarding Your Accounts, Please Contact Your-client
       Representative                                       Non-Voting                  Non-Voting
 1.1 Approval of the Management Report, the Annual
       Consolidated Financial Statements of the Group and
       the Annual Financial Statements of Lafargeholcim Ltd Management     For          Voted - For
 1.2 Advisory Vote on the Compensation Report               Management     For          Voted - For
 2   Discharge of the Members of the Board of Directors
       and the Persons Entrusted with Management            Management     For          Voted - For
 3.1 Appropriation of Retained Earnings                     Management     For          Voted - For
 3.2 Determination of the Payout from Capital
       Contribution Reserve                                 Management     For          Voted - For
 4.1.1 Re-election of Dr. Beat Hess As A Member and As
       Chairperson of the Board of Directors                Management     For          Voted - For
 4.1.2 Re-election of Bertrand Collomb As A Member of the
       Board of Directors                                   Management     For          Voted - For
 4.1.3 Re-election of Philippe Dauman As A Member of the
       Board of Directors                                   Management     For          Voted - For
 4.1.4 Re-election of Paul Desmarais, Jr. As A Member of
       the Board of Directors                               Management     For          Voted - For
 4.1.5 Re-election of Oscar Fanjul As A Member of the
       Board of Directors                                   Management     For          Voted - For
 4.1.6 Re-election of Dr. Alexander Gut As A Member of the
       Board of Directors                                   Management     For          Voted - For
 4.1.7 Re-election of Bruno Lafont As A Member of the
       Board of Directors                                   Management     For          Voted - For
 4.1.8 Re-election of Gerard Lamarche As A Member of the
       Board of Directors                                   Management     For          Voted - For
 4.1.9 Re-election of Adrian Loader As A Member of the
       Board of Directors                                   Management     For          Voted - For
 41.10Re-election of Nassef Sawiris As A Member of the
       Board of Directors                                   Management     For          Voted - For
 41.11Re-election of Dr. H.c. Thomas Schmidheiny As A
       Member of the Board of Directors                     Management     For          Voted - For

                             MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 41.12Re-election of Hanne Birgitte Breinbjerg Sorensen
        As A Member of the Board of Directors              Management     For          Voted - For
 41.13Re-election of Dr. Dieter Spalti As A Member of the
        Board of Directors                                 Management     For          Voted - For
 4.2.1 Election of Juerg Oleas As A Member of the Board of
        Directors                                          Management     For          Voted - For
 4.3.1 Re-election of Paul Desmarais, Jr. As A Member of
        the Nomination, Compensation and Governance
        Committee                                          Management     For          Voted - For
 4.3.2 Re-election of Oscar Fanjul As A Member of the
        Nomination, Compensation and Governance Committee  Management     For          Voted - For
 4.3.3 Re-election of Adrian Loader As A Member of the
        Nomination, Compensation and Governance Committee  Management     For          Voted - For
 4.4.1 Election of Nassef Sawiris As A Member of the
        Nomination, Compensation and Governance Committee  Management     For          Voted - For
 4.4.2 Election of Hanne Birgitte Breinbjerg Sorensen As A
        Member of the Nomination, Compensation and
        Governance Committee                               Management     For          Voted - For
 4.5.1 Re-election of the Auditor: Ernst and Young Ltd,
        Zuerich, Switzerland                               Management     For          Voted - For
 4.5.2 Re-election of the Independent Proxy: Dr. Thomas
        Ris of Ris and Ackermann Attorneys at Law,
        St.gallerstrasse 29, 8645 Jona, Switzerland        Management     For          Voted - For
 5.1  Compensation of the Board of Directors for the Next
        Term of Office                                     Management     For          Voted - For
 5.2  Compensation of the Executive Committee for the
        Financial Year 2017                                Management     For          Voted - For
MITSUBISHI UFJ FINANCIAL GROUP,INC.
 SECURITY ID: J44497105
 Meeting Date: 29-Jun-16     Meeting Type: Annual General Meeting
 1    Approve Appropriation of Surplus                     Management     For          Voted - For
 2    Amend Articles To: Streamline Business Lines         Management     For          Voted - For
 3.1  Appoint A Director Sono, Kiyoshi                     Management     For          Voted - For
 3.2  Appoint A Director Nagaoka, Takashi                  Management     For          Voted - For
 3.3  Appoint A Director Ikegaya, Mikio                    Management     For          Voted - For
 3.4  Appoint A Director Hirano, Nobuyuki                  Management     For          Voted - For
 3.5  Appoint A Director Kuroda, Tadashi                   Management     For          Voted - For
 3.6  Appoint A Director Tokunari, Muneaki                 Management     For          Voted - For
 3.7  Appoint A Director Yasuda, Masamichi                 Management     For          Voted - For
 3.8  Appoint A Director Oyamada, Takashi                  Management     For          Voted - For
 3.9  Appoint A Director Mikumo, Takashi                   Management     For          Voted - For
 3.10 Appoint A Director Shimamoto, Takehiko               Management     For          Voted - For
 3.11 Appoint A Director Kawamoto, Yuko                    Management     For          Voted - For
 3.12 Appoint A Director Matsuyama, Haruka                 Management     For          Voted - For
 3.13 Appoint A Director Okamoto, Kunie                    Management     For          Voted - For
 3.14 Appoint A Director Okuda, Tsutomu                    Management     For          Voted - For
 3.15 Appoint A Director Kawakami, Hiroshi                 Management     For          Voted - For
 3.16 Appoint A Director Sato, Yukihiro                    Management     For          Voted - For
 3.17 Appoint A Director Yamate, Akira                     Management     For          Voted - For

                           MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                     PROPOSED BY MGT. POSITION REGISTRANT VOTED
 4   Shareholder Proposal: Amend Articles of
       Incorporation (submission of A Request to the Bank
       of Japan for Abolishment of the Negative Interest
       Rate Policy)                                           Shareholder    Against      Voted - Against
 5   Shareholder Proposal: Amend Articles of
       Incorporation (introduction of A Discount Program
       for Male Customers)                                    Shareholder    Against      Voted - Against
NEW WORLD DEVELOPMENT CO LTD, HONG KONG
 SECURITY ID: Y63084126
 Meeting Date: 18-Nov-15   Meeting Type: Annual General Meeting
     Please Note in the Hong Kong Market That A Vote of
       "abstain" Will be Treated-the Same As A "take No
       Action" Vote.                                          Non-Voting                  Non-Voting
     Please Note That the Company Notice and Proxy Form are
       Available by Clicking-on the Url Links:-
       Http://www.hkexnews.hk/listedco/listconews/sehk/2015/1
       016/ltn20151016368.pdf-and-
       Http://www.hkexnews.hk/listedco/listconews/sehk/2015/1
       016/ltn20151016356.pdf                                 Non-Voting                  Non-Voting
 1   To Consider and Adopt the Audited Financial
       Statements and the Reports of the Directors and the
       Independent Auditor for the Year Ended 30 June 2015    Management     For          Voted - For
 2   To Declare A Final Dividend                              Management     For          Voted - For
 3.A To Re-elect Dr. Cheng Kar-shun, Henry As Director        Management     For          Voted - For
 3.B To Re-elect Mr. Chen Guanzhan As Director                Management     For          Voted - For
 3.C To Re-elect Ms. Cheng Chi-man, Sonia As Director         Management     For          Voted - For
 3.D To Re-elect Mr. Yeung Ping-leung, Howard As Director     Management     For          Voted - For
 3.E To Re-elect Mr. Cha Mou-sing, Payson As Director         Management     For          Voted - For
 3.F To Authorise the Board of Directors to Fix the
       Remuneration of Directors                              Management     For          Voted - For
 4   To Re-appoint Messrs. PricewaterhouseCoopers As
       Auditor and Authorise the Board of Directors to Fix
       Their Remuneration                                     Management     For          Voted - For
 5   To Approve A General Mandate to the Directors to
       Buy Back Shares Not Exceeding 10% of the Existing
       Issued Shares                                          Management     For          Voted - For
 6   To Approve A General Mandate to the Directors to
       Issue Shares Not Exceeding 20% of the Existing
       Issued Shares                                          Management     For          Voted - For
 7   To Grant A Mandate to the Directors to Grant
       Options Under the Share Option Scheme of the Company   Management     For          Voted - For
 8   To Approve the Adoption of the New Articles of
       Association of the Company                             Management     For          Voted - For
 Meeting Date: 17-Feb-16   Meeting Type: Extraordinary General Meeting
     Please Note in the Hong Kong Market That A Vote of
       "abstain" Will be Treated-the Same As A "take No
       Action" Vote.                                          Non-Voting                  Non-Voting

                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note That the Company Notice and Proxy Form are
      Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/sehk/2016/0
      118/ltn20160118338.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/sehk/2016/0
      118/ltn20160118330.pdf                                 Non-Voting                  Non-Voting
 1  To Approve, Ratify and Confirm the Guiyang Sp
      Agreement and the Transactions Contemplated
      Thereunder and to Authorise the Director(s) of the
      Company to Execute All Such Documents and Do All
      Such Acts Incidental Thereto                           Management     For          Voted - For
 2  To Approve, Ratify and Confirm the Chengdu Sp
      Agreement and the Transactions Contemplated
      Thereunder and to Authorise the Director(s) of the
      Company to Execute All Such Documents and Do All
      Such Acts Incidental Thereto                           Management     For          Voted - For
 Meeting Date: 18-Mar-16 Meeting Type: Extraordinary General Meeting
    Please Note in the Hong Kong Market That A Vote of
      "abstain" Will be Treated-the Same As A "take No
      Action" Vote.                                          Non-Voting                  Non-Voting
    Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/sehk/2016/
      0226/ltn20160226770.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/sehk/2016/
      0226/ltn20160226764.pdf                                Non-Voting                  Non-Voting
 1  To Consider and Approve the Share Offer and the
      Option Offer (each As Defined in the Notice
      Convening the Meeting) and Matters Contemplated
      Thereunder (including But Not Limited to the
      Exercise of the Right of Compulsory Acquisition
      Pursuant to Section 88 of the Companies Law Cap. 22
      (law 3 of 1961, As Consolidated and Revised) of the
      Cayman Islands)                                        Management     For          Voted - For
NEWCREST MINING LTD, MELBOURNE VIC
 SECURITY ID: Q6651B114
 Meeting Date: 29-Oct-15 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
      Proposals 3a, 3b, 4, and 5 Votes-cast by Any
      Individual Or Related Party Who Benefit from the
      Passing of The-proposal/s Will be Disregarded by
      the Company. Hence, If You Have Obtained-benefit Or
      Expect to Obtain Future Benefit (as Referred in the
      Company- Announcement) Vote Abstain on the Relevant
      Proposal Items. by Doing So, You- Acknowledge That
      You Have Obtained Benefit Or Expect to Obtain
      Benefit by The- Passing of the Relevant Proposal/s.
      by Voting (for Or Against) on the Above- Mentioned
      Proposal/s, You Acknowledge That You Have Not
      Obtained Benefit-neither Expect to Obtain Benefit

                            MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
       by the Passing of the Relevant Proposal/s-and You
       Comply with the Voting Exclusion                    Non-Voting                  Non-Voting
 2.A Election of Xiaoling Liu As A Director                Management     For          Voted - For
 2.B Election of Roger Higgins As A Director               Management     For          Voted - For
 2.C Re-election of Gerard Bond As A Director              Management     For          Voted - For
 3.A Grant of Performance Rights to Sandeep Biswas         Management     For          Voted - For
 3.B Grant of Performance Rights to Gerard Bond            Management     For          Voted - For
 4   Adoption of the Remuneration Report (advisory Only)   Management     For          Voted - For
     If You Intend to Vote for the Remuneration Report,
       Then You Should Vote-against the Spill Resolution.  Non-Voting                  Non-Voting
 5   That, Subject to and Conditional on at Least 25% of
       the Votes Cast on the Resolution Proposed in Item 4
       (remuneration Report) Being Cast Against the
       Adoption of the Remuneration Report: A) an
       Extraordinary General Meeting of the Company (spill
       Meeting) be Held Within 90 Days After the Passing
       of This Resolution; B) All of the Directors of the
       Company In                                          Shareholder    Against      Voted - Against
NORDEA BANK AB, STOCKHOLM
 SECURITY ID: W57996105
 Meeting Date: 17-Mar-16    Meeting Type: Annual General Meeting
     An Abstain Vote Can Have the Same Effect As an
       Against Vote If the Meeting-require Approval from
       Majority of Participants to Pass A Resolution.      Non-Voting                  Non-Voting
     Market Rules Require Disclosure of Beneficial Owner
       Information for All Voted-accounts. If an Account
       Has Multiple Beneficial Owners, You Will Need
       To-provide the Breakdown of Each Beneficial Owner
       Name, Address and Share-position to Your Client
       Service Representative. This Information is
       Required-in Order for Your Vote to be Lodged        Non-Voting                  Non-Voting
     Important Market Processing Requirement: A
       Beneficial Owner Signed Power Of- Attorney (poa) is
       Required in Order to Lodge and Execute Your Voting-
       Instructions in This Market. Absence of A Poa, May
       Cause Your Instructions To-be Rejected. If You Have
       Any Questions, Please Contact Your Client Service-
       Representative                                      Non-Voting                  Non-Voting
 1   Election of A Chairman for the General Meeting        Non-Voting                  Non-Voting
 2   Preparation and Approval of the Voting List           Non-Voting                  Non-Voting
 3   Approval of the Agenda                                Non-Voting                  Non-Voting
 4   Election of at Least One Minutes Checker              Non-Voting                  Non-Voting
 5   Determination Whether the General Meeting Has Been
       Duly Convened                                       Non-Voting                  Non-Voting
 6   Submission of the Annual Report and Consolidated
       Accounts, and of the Audit- Report and the Group
       Audit Report in Connection Herewith: Speech by the
       Group- Ceo                                          Non-Voting                  Non-Voting

                             MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 7  Adoption of the Income Statement and the
      Consolidated Income Statement, and the Balance
      Sheet and the Consolidated Balance Sheet            Management     For          Voted - For
 8  Decision on Dispositions of the Company's Profit
      According to the Adopted Balance Sheet              Management     For          Voted - For
 9  Decision Regarding Discharge from Liability for the
      Members of the Board of Directors and the Ceo(the
      Auditor Recommends Discharge from Liability)        Management     For          Voted - For
 10 Determine Number of Directors (9) and Deputy
      Directors (0) of Board                              Management     For          Voted - For
 11 Determine Number of Auditors (1) and Deputy
      Auditors (0)                                        Management     For          Voted - For
 12 Determination of Fees for Board Members and Auditors  Management     For          Voted - For
 13 Re-elect Bjorn Wahlroos, Marie Ehrling, Tom
      Knutzen, Robin Lawther, Lars Nordstrom, Sarah
      Russell, Silvija Seres, Kari Stadigh, and Birger
      Steen As Directors                                  Management     For          Voted - For
 14 Ratify Ohrlings PricewaterhouseCoopers As Auditors    Management     For          Voted - For
 15 Resolution on Establishment of A Nomination
      Committee                                           Management     For          Voted - For
 16 Resolution on Authorization for the Board of
      Directors to Decide on Issue of Convertible
      Instruments in the Company                          Management     For          Voted - For
 17 Resolution on Purchase of Own Shares According to
      Chapter 7 Section 6 of the Swedish Securities
      Market Act (lagen (2007:528) Om
      Vardepappersmarknaden)                              Management     For          Voted - For
 18 Resolution on Guidelines for Remuneration for
      Executive Officers                                  Management     For          Voted - For
 19.A Approval of the Merger Plans Between: the Company
      and Nordea Bank Danmark As,                         Management     For          Voted - For
 19.B Approval of the Merger Plans Between: the Company
      and Nordea Bank Finland Abp                         Management     For          Voted - For
 19.C Approval of the Merger Plans Between: the Company
      and Nordea Bank Norge Asa                           Management     For          Voted - For
    09 Feb 2016: Please Note That This is A Revision
      Due to Modification Of- Resolutions 10, 11, 13 and
      14. If You Have Already Sent in Your Votes,
      Please-do Not Vote Again Unless You Decide to Amend
      Your Original Instructions.-thank You.              Non-Voting                  Non-Voting
NOVARTIS AG, BASEL
 SECURITY ID: H5820Q150
 Meeting Date: 23-Feb-16     Meeting Type: Annual General Meeting
    Part 2 of This Meeting is for Voting on Agenda and
      Meeting Attendance-requests Only. Please Ensure
      That You Have First Voted in Favour of
      The-registration of Shares in Part 1 of the
      Meeting. It is A Market Requirement-for Meetings of
      This Type That the Shares are Registered and Moved
      to A-registered Location at the Csd, and Specific
      Policies at the Individual-sub- Custodians May

                                     MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
       Vary. Upon Receipt of the Vote Instruction, It is
       Possible-that A Marker May be Placed on Your Shares
       to Allow for Reconciliation And-re- Registration
       Following A Trade. Therefore Whilst This Does Not
       Prevent The-trading of Shares, Any That are
       Registered Must be First Deregistered If-required
       for Settlement. Deregistration Can Affect the
       Voting Rights of Those-shares. If You Have Concerns
       Regarding Your Accounts, Please Contact Your-client
       Representative                                      Non-Voting                  Non-Voting
1    Approval of the Operating and Financial Review of
       Novartis Ag, the Financial Statements of Novartis
       Ag and the Group Consolidated Financial Statements
       for the 2015 Financial Year                         Management     For          Voted - For
2    Discharge from Liability of the Members of the
       Board of Directors and the Executive Committee      Management     For          Voted - For
3    Appropriation of Available Earnings of Novartis Ag
       As Per Balance Sheet and Declaration of Dividend    Management     For          Voted - For
4    Reduction of Share Capital                            Management     For          Voted - For
5    Further Share Repurchase Program                      Management     For          Voted - For
6.1  Binding Vote on Total Compensation for Members of
       the Board of Directors from the 2016 Annual General
       Meeting to the 2017 Annual General Meeting          Management     For          Voted - For
6.2  Binding Vote on Total Compensation for Members of
       the Executive Committee for the Next Financial
       Year, I.e. 2017                                     Management     For          Voted - For
6.3  Advisory Vote on the 2015 Compensation Report         Management     For          Voted - For
7.1  Re-election of Joerg Reinhardt, Ph.D., and
       Re-election As Chairman of the Board of Directors
       (in A Single Vote)                                  Management     For          Voted - For
7.2  Re-election of Nancy C. Andrews, M.D., Ph.D.          Management     For          Voted - For
7.3  Re-election of Dimitri Azar, M.D., Mba                Management     For          Voted - For
7.4  Re-election of Srikant Datar, Ph.D.                   Management     For          Voted - For
7.5  Re-election of Ann Fudge                              Management     For          Voted - For
7.6  Re-election of Pierre Landolt, Ph.D.                  Management     For          Voted - For
7.7  Re-election of Andreas Von Planta, Ph.D.              Management     For          Voted - For
7.8  Re-election of Charles L. Sawyers, M.D.               Management     For          Voted - For
7.9  Re-election of Enrico Vanni, Ph.D.                    Management     For          Voted - For
7.10 Re-election of William T. Winters                     Management     For          Voted - For
7.11 Election of Ton Buechner                              Management     For          Voted - For
7.12 Election of Elizabeth Doherty                         Management     For          Voted - For
8.1  Re-election of Srikant Datar, Ph.D., As Member of
       the Compensation Committee                          Management     For          Voted - For
8.2  Re-election of Ann Fudge As Member of the
       Compensation Committee                              Management     For          Voted - For
8.3  Re-election of Enrico Vanni, Ph.D., As Member of
       the Compensation Committee                          Management     For          Voted - For
8.4  Re-election of William T. Winters As Member of the
       Compensation Committee                              Management     For          Voted - For
9    Re-election of the Statutory Auditor:
       PricewaterhouseCoopers Ag                           Management     For          Voted - For
10   Re-election of the Independent Proxy: Lic. Iur.
       Peter Andreas Zahn, Attorney at Law, Basel          Management     For          Voted - For

                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 B  If Alternative Motions Under the Agenda Items
      Published in the Notice of Annual General Meeting
      And/or Motions Relating to Additional Agenda Items
      (article 700 Paragraph 3 of the Swiss Code of
      Obligations) are Proposed at the Annual General
      Meeting, I/we Instruct the Independent Proxy to
      Vote As Follows: (yes = According to the Motion of
      the Board of Directors, Against = Against
      Alternative/additional Motions, Abstain = Abstain
      from Voting)                                        Management     For          Voted - For
RED ELECTRICA CORPORACION, SA, ALCOBANDAS
 SECURITY ID: E42807102
 Meeting Date: 17-Jul-15 Meeting Type: Extraordinary General Meeting
 1  Report on the Process of Splitting Positions of
      Chairman of the Board and The- Chief Executive
      Officer (ceo) of the Company                        Non-Voting                  Non-Voting
 2  Increase and Setting of Number of Directors in the
      Company                                             Management     For          Voted - For
 3  Appointment of Mr. Juan Francisco Lasala Bernad As
      Executive Director of the Company                   Management     For          Voted - For
 4  Delegation of Powers for the Full Implementation of
      the Resolutions Adopted at the Extraordinary
      General Shareholders' Meeting                       Management     For          Voted - For
    Please Note in the Event the Meeting Does Not Reach
      Quorum, There Will be A Se-cond Call on 18 Jul
      2015. Consequently, Your Voting Instructions Will
      Remain V-alid for All Calls Unless the Agenda is
      Amended. Thank You.                                 Non-Voting                  Non-Voting
 Meeting Date: 14-Apr-16 Meeting Type: Ordinary General Meeting
    Please Note in the Event the Meeting Does Not Reach
      Quorum, There Will be A-second Call on 15 April
      2016 at 12:30. Consequently, Your Voting
      Instructions-will Remain Valid for All Calls Unless
      the Agenda is Amended. Thank You.                   Non-Voting                  Non-Voting
 1  Examination and Approval, As the Case May Be, of
      the Financial Statements (balance Sheet, Income
      Statement, Statement of Changes in Total Equity,
      Statement of Recognized Income and Expense, Cash
      Flow Statement, and Notes to Financial Statements)
      and the Management Report for Red Electrica
      Corporacion, S.a. for the Year Ended 31 December
      2015                                                Management     For          Voted - For
 2  Examination and Approval, As the Case May Be, of
      the Consolidated Financial Statements (consolidated
      Statement of Financial Position, Consolidated
      Income Statement, Consolidated Overall Income
      Statement, Consolidated Statement of Changes in
      Equity, Consolidated Cash Flow Statement, and Notes
      to the Consolidated Financial Statement) and the
      Consolidated Management Report of the Consolidated

                                    MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Group of Red Electrica Corporacion, S.a., and
      Subsidiary Companies for the Year Ended 31 December
      2015                                                Management     For          Voted - For
3   Examination and Approval, As the Case May Be, of
      the Application of the Result of Red Electrica
      Corporacion, S.a., for the Year Ended 31 December
      2015                                                Management     For          Voted - For
4   Examination and Approval, As the Case May Be, of
      Management by the Board of Directors of Red
      Electrica Corporacion, S.a. During the 2015
      Financial Year                                      Management     For          Voted - For
5.1 Re-election As Director of Mr. Jose Folgado Blanco,
      Classified As "other External"                      Management     For          Voted - For
5.2 Re-election of Mr. Fernando Fernandez Mendez De
      Andes As Proprietary Director                       Management     For          Voted - For
5.3 Ratification and Appointment of Mr. Jose Angel
      Partearroyo Martin As Proprietary Director          Management     For          Voted - For
5.4 Re-election of Ms. Carmen Gomez De Barreda Tous De
      Monsalve As Independent Director                    Management     For          Voted - For
5.5 Appointment of Mr. Agustin Conde Bajen As
      Independent Director                                Management     For          Voted - For
6   Re-election of the Auditing Firm of the Parent
      Company and Consolidated Group: KPMG                Management     For          Voted - For
7   Splitting of the Company Shares by Reducing Their
      Face Value of Two Euros (2 Eur ) to Fifty Cents of
      A Euro (0.50 Eur ) Per Share, Granting Four New
      Shares for Each Former Share, Without Changing the
      Share Capital Figure; Consequent Amendment of
      Article 5.1 of the Corporate By-laws and Delegation
      of the Necessary Powers to the Board of Directors
      in Order to Enforce This Resolution, with Express
      Powers of Replacement                               Management     For          Voted - For
8.1 Remuneration Paid to the Board of Directors of the
      Company: Amended Directors Remuneration Policy of
      Red Electrica Corporacion, S.a.                     Management     For          Voted - For
8.2 Approval of the Remuneration Paid to the Board of
      Directors of Red Electrica Corporaction, S.a. for
      the 2016 Financial Year                             Management     For          Voted - For
8.3 Remuneration Paid to the Board of Directors of the
      Company: Approval of the Annual Directors
      Remuneration Report of Red Electrica Corporacion,
      S.a                                                 Management     For          Voted - For
9   Partial Amendment of A Resolution to Approve A
      Payment Plan for Employees, Executive Directors and
      Managers of the Company and Red Electrica Group
      Companies in Spain, Approved by the Company's
      Annual General Meeting of Shareholders Held on 15
      April 2015 (point 10.2 of the General Meeting
      Agenda)                                             Management     For          Voted - For
10  Delegation for the Full Execution of the
      Resolutions Adopted at the Annual General Meeting
      of Shareholders                                     Management     For          Voted - For
11  Information to the Annual General Meeting of
      Shareholders on the 2015 Annual- Corporate
      Governance Report of Red Electrica Corporacion, S.a Non-Voting                  Non-Voting

                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    10 Mar 2016: Deletion of the Comment                  Non-Voting                  Non-Voting
ROYAL DUTCH SHELL PLC, LONDON
 SECURITY ID: G7690A118
 Meeting Date: 24-May-16 Meeting Type: Annual General Meeting
 1  That the Company's Annual Accounts for the
      Financial Year Ended December 31, 2015, Together
      with the Directors' Report and the Auditor's Report
      on Those Accounts, be Received                      Management     For          Voted - For
 2  That the Directors' Remuneration Report, Excluding
      the Directors' Remuneration Policy Set Out on Pages
      98 to 105 of the Directors' Remuneration Report,
      for the Year Ended December 31, 2015, be Approved   Management     For          Voted - For
 3  That Ben Van Beurden be Reappointed As A Director
      of the Company                                      Management     For          Voted - For
 4  That Guy Elliott be Reappointed As A Director of
      the Company                                         Management     For          Voted - For
 5  That Euleen Goh be Reappointed As A Director of the
      Company                                             Management     For          Voted - For
 6  That Simon Henry be Reappointed As A Director of
      the Company                                         Management     For          Voted - For
 7  That Charles O. Holliday be Reappointed As A
      Director of the Company                             Management     For          Voted - For
 8  That Gerard Kleisterlee be Reappointed As A
      Director of the Company                             Management     For          Voted - For
 9  That Sir Nigel Sheinwald be Reappointed As A
      Director of the Company                             Management     For          Voted - For
 10 That Linda G. Stuntz be Reappointed As A Director
      of the Company                                      Management     For          Voted - For
 11 That Hans Wijers be Reappointed As A Director of
      the Company                                         Management     For          Voted - For
 12 That Patricia A. Woertz be Reappointed As A
      Director of the Company                             Management     For          Voted - For
 13 That Gerrit Zalm be Reappointed As A Director of
      the Company                                         Management     For          Voted - For
 14 That Ernst & Young LLP be Reappointed As Auditor of
      the Company to Hold Office Until the Conclusion of
      the Next Agm of the Company                         Management     For          Voted - For
 15 That the Audit Committee of the Board be Authorised
      to Determine the Remuneration of the Auditor for
      2016                                                Management     For          Voted - For
 16 Authority to Allot Shares                             Management     For          Voted - For
 17 Disapplication of Pre-emption Rights                  Management     For          Voted - For
 18 Authority to Purchase Own Shares                      Management     For          Voted - For
 19 Please Note That This Resolution is A Shareholder
      Proposal: Shell Will Become A Renewable Energy
      Company by Investing the Profits from Fossil Fuels
      in Renewable Energy; We Support Shell to Take the
      Lead in Creating A World Without Fossil Fuels and
      Expect A New Strategy Within One Year               Shareholder    Against      Voted - Against

                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
SABMILLER PLC, WOKING SURREY
 SECURITY ID: G77395104
 Meeting Date: 23-Jul-15 Meeting Type: Annual General Meeting
 1  To Receive the Financial Statements of the Company
      and the Reports of the Directors and Auditors for
      the Year Ended 31 March 2015                        Management     For          Voted - For
 2  To Approve the Directors Remuneration Report 2015,
      Other Than the Directors Remuneration Policy,
      Contained in the Annual Report for the Year Ended
      31 March 2015                                       Management     For          Voted - For
 3  To Elect Mr D R Beran As A Director of the Company    Management     For          Voted - For
 4  To Elect Mr J P Du Plessis As A Director of the
      Company                                             Management     For          Voted - For
 5  To Elect Mr F J Ferran As A Director of the Company   Management     For          Voted - For
 6  To Elect Mr T A Manuel As A Director of the Company   Management     For          Voted - For
 7  To Re-elect Mr M H Armour As A Director of the
      Company                                             Management     For          Voted - For
 8  To Re-elect Mr G C Bible As A Director of the
      Company                                             Management     For          Voted - For
 9  To Re-elect Mr A J Clark As A Director of the
      Company                                             Management     For          Voted - For
 10 To Re-elect Mr D S Devitre As A Director of the
      Company                                             Management     For          Voted - For
 11 To Re-elect Mr G R Elliott As A Director of the
      Company                                             Management     For          Voted - For
 12 To Re-elect Ms L M S Knox As A Director of the
      Company                                             Management     For          Voted - For
 13 To Re-elect Dr D F Moyo As A Director of the Company  Management     For          Voted - For
 14 To Re-elect Mr C A Perez Davila As A Director of
      the Company                                         Management     For          Voted - For
 15 To Re-elect Mr A Santo Domingo Davila As A Director
      of the Company                                      Management     For          Voted - For
 16 To Re-elect Ms H A Weir As A Director of the Company  Management     For          Voted - For
 17 To Confirm the Proposal by the Directors for the
      Declaration of A Final Dividend of 87 Us Cents Per
      Share in Respect of the Year Ended 31 March 2015,
      Payable on 14 August 2015 to Shareholders on the
      Register of Members at the Close of Business on 7
      August 2015 in South Africa and the United Kingdom  Management     For          Voted - For
 18 To Re-appoint PricewaterhouseCoopers LLP As
      Auditors of the Company, to Hold Office Until the
      Conclusion of the Next General Meeting at Which
      Accounts are Laid Before the Company                Management     For          Voted - For
 19 To Authorise the Directors to Determine the
      Remuneration of the Auditors                        Management     For          Voted - For
 20 That, Pursuant to and in Accordance with Article
      11(b) of the Company's Articles of Association, the
      Powers Conferred by Article 11(b) Shall Apply and
      be Exercisable (unless Previously Renewed, Varied
      Or Revoked by the Company in General Meeting) for A
      Period Commencing on the Date of the Passing of

                            MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
        This Resolution and Expiring at the Conclusion of
        the Next Annual General Meeting of the Company Or
        23 October 2016 If Earlier (which Shall be the
        Section 551 Period for the Purposes of Article
        11(a)(iii)) in Respect of A Total Nominal Amount of
        Usd8,083,500 (which Shall be the Section 551 Amount
        for the Purposes of Article 11(a)(ii) for That
        Section 551 Period)                                 Management     For          Voted - For
 21   That, Pursuant to and in Accordance with Article
        11(c) of the Company's Articles of Association, the
        Powers Conferred by Article 11(c) Shall Apply and
        be Exercisable (unless Previously Renewed, Varied
        Or Revoked by the Company in General Meeting) for
        the Period Commencing on the Date of the Passing of
        This Resolution and Expiring at the Conclusion of
        the Next Annual General Meeting of the Company Or
        23 October 2016 If Earlier (which Shall be the
        Section 561 Period for the Purposes of Article
        11(a)(v)) in Respect of A Nominal Amount of
        Usd8,083,500 (which Shall be the Section 561 Amount
        for the Purposes of Article 11(a)(iv) for That
        Section 561 Period)                                 Management     For          Voted - For
 22   That the Company is Unconditionally and Generally
        Authorised to Make Market Purchases (as Defined in
        Section 693(4) of the Companies Act 2006) of
        Ordinary Shares of Usd0.10 Each in the Capital of
        the Company Provided That                           Management     For          Voted - For
 23   That A General Meeting Other Than an Annual General
        Meeting May be Called on Not Less Than 14 Clear
        Days Notice                                         Management     For          Voted - For
SEVEN & I HOLDINGS CO.,LTD.
 SECURITY ID: J7165H108
 Meeting Date: 26-May-16    Meeting Type: Annual General Meeting
 1    Approve Appropriation of Surplus                      Management     For          Voted - For
 2.1  Appoint A Director Isaka, Ryuichi                     Management     For          Voted - For
 2.2  Appoint A Director Goto, Katsuhiro                    Management     For          Voted - For
 2.3  Appoint A Director Ito, Junro                         Management     For          Voted - For
 2.4  Appoint A Director Takahashi, Kunio                   Management     For          Voted - For
 2.5  Appoint A Director Shimizu, Akihiko                   Management     For          Voted - For
 2.6  Appoint A Director Suzuki, Yasuhiro                   Management     For          Voted - For
 2.7  Appoint A Director Furuya, Kazuki                     Management     For          Voted - For
 2.8  Appoint A Director Anzai, Takashi                     Management     For          Voted - For
 2.9  Appoint A Director Otaka, Zenko                       Management     For          Voted - For
 2.10 Appoint A Director Joseph Michael Depinto             Management     For          Voted - For
 2.11 Appoint A Director Scott Trevor Davis                 Management     For          Voted - For
 2.12 Appoint A Director Tsukio, Yoshio                     Management     For          Voted - For
 2.13 Appoint A Director Ito, Kunio                         Management     For          Voted - For
 2.14 Appoint A Director Yonemura, Toshiro                  Management     For          Voted - For
 3    Approve Delegation of Authority to the Board of
        Directors to Determine Details of Share Acquisition

                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Rights Issued As Stock-linked Compensation Type
      Stock Options for Executive Officers of the Company
      and Directors and Executive Officers of the
      Company's Subsidiaries                              Management     For          Voted - For
STANDARD CHARTERED PLC, LONDON
 SECURITY ID: G84228157
 Meeting Date: 04-May-16 Meeting Type: Annual General Meeting
 1  To Receive the Company's Annual Report and Accounts
      for the Financial Year Ended 31 December 2015
      Together with the Reports of the Directors and
      Auditors                                            Management     For          Voted - For
 2  To Approve the Annual Report on Remuneration for
      the Year Ended 31 December 2015                     Management     For          Voted - For
 3  To Approve the Directors' Remuneration Policy         Management     For          Voted - For
 4  To Elect David Conner Who Has Been Appointed As A
      Non-executive Director by the Board Since the Last
      Agm of the Company                                  Management     For          Voted - For
 5  To Elect Bill Winters Who Has Been Appointed As
      Group Chief Executive by the Board Since the Last
      Agm of the Company                                  Management     For          Voted - For
 6  To Re-elect Om Bhatt, A Non-executive Director        Management     For          Voted - For
 7  To Re-elect Dr Kurt Campbell, A Non- Executive
      Director                                            Management     For          Voted - For
 8  To Re-elect Dr Louis Cheung, A Non- Executive
      Director                                            Management     For          Voted - For
 9  To Re-elect Dr Byron Grote, A Non- Executive
      Director                                            Management     For          Voted - For
 10 To Re-elect Andy Halford, an Executive Director       Management     For          Voted - For
 11 To Re-elect Dr Han Seung-soo, Kbe, A Non- Executive
      Director                                            Management     For          Voted - For
 12 To Re-elect Christine Hodgson, A Non- Executive
      Director                                            Management     For          Voted - For
 13 To Re-elect Gay Huey Evans, Obe, A Non- Executive
      Director                                            Management     For          Voted - For
 14 To Re-elect Naguib Kheraj, A Non-executive Director   Management     For          Voted - For
 15 To Re-elect Simon Lowth, A Non-executive Director     Management     For          Voted - For
 16 To Re-elect Sir John Peace, As Chairman               Management     For          Voted - For
 17 To Re-elect Jasmine Whitbread, A Non- Executive
      Director                                            Management     For          Voted - For
 18 To Appoint KPMG LLP As Auditor to the Company from
      the End of the Agm Until the End of Next Year's Agm Management     For          Voted - For
 19 To Authorise the Board to Set the Auditor's Fees      Management     For          Voted - For
 20 To Authorise the Company and Its Subsidiaries to
      Make Political Donations                            Management     For          Voted - For
 21 To Authorise the Board to Allot Shares                Management     For          Voted - For
 22 To Extend the Authority to Allot Shares by Such
      Number of Shares Repurchased by the Company Under
      the Authority Granted Pursuant to Resolution 26     Management     For          Voted - For
 23 To Authorise the Board to Allot Shares and Grant
      Rights to Subscribe for Or to Convert Any Security

                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
       Into Shares in Relation to Any Issue of Equity
       Convertible Additional Tier 1 Securities             Management     For          Voted - For
 24  To Authorise the Board to Disapply Pre- Emption
       Rights in Relation to Authority Granted Pursuant to
       Resolution 21                                        Management     For          Voted - For
 25  To Authorise the Board to Disapply Pre- Emption
       Rights in Relation to the Authority Granted
       Pursuant to Resolution 23                            Management     For          Voted - For
 26  To Authorise the Company to Purchase Its Own
       Ordinary Shares                                      Management     For          Voted - For
 27  To Authorise the Company to Purchase Its Own
       Preference Shares                                    Management     For          Voted - For
 28  That A General Meeting Other Than an Annual General
       Meeting May be Called on Not Less Than 14 Clear
       Days' Notice                                         Management     For          Voted - For
TECHNIP (EX-TECHNIP-COFLEXIP), PARIS
 SECURITY ID: F90676101
 Meeting Date: 28-Apr-16 Meeting Type: Mix
     Please Note in the French Market That the Only
       Valid Vote Options are "for"-and "against" A Vote
       of "abstain" Will be Treated As an "against" Vote.   Non-Voting                  Non-Voting
     The Following Applies to Shareholders That Do Not
       Hold Shares Directly with A- French Custodian:
       Proxy Cards: Voting Instructions Will be Forwarded
       to The- Global Custodians on the Vote Deadline
       Date. in Capacity As Registered- Intermediary, the
       Global Custodians Will Sign the Proxy Cards and
       Forward-them to the Local Custodian. If You Request
       More Information, Please Contact-your Client
       Representative                                       Non-Voting                  Non-Voting
     08 Apr 2016: Please Note That Important Additional
       Meeting Information Is-available by Clicking on the
       Material Url Link:- Https://balo.journal-
       Officiel.gouv.fr/pdf/2016/0316/201603161600813.pdf.-
       Revision Due to Modification of the Text of
       Resolutions and Receipt Of-additional Url
       Link:-https://balo.journal-
       Officiel.gouv.fr/pdf/2016/0408/201604081601139.pdf.
       If- You Have Already Sent in Your Votes, Please Do
       Not Vote Again Unless You-decide to Amend Your
       Original Instructions. Thank You.                    Non-Voting                  Non-Voting
 O.1 Approval of the Annual Financial Statements for the
       Financial Year Ended on 31 December 2015             Management     For          Voted - For
 O.2 Allocation of Income for the Financial Year Ended
       31 December 2015 and Setting of the Dividend         Management     For          Voted - For
 O.3 Option for Payment of the Dividend in New Shares
       and Fixing the Payment Date                          Management     For          Voted - For
 O.4 Approval of the Consolidated Financial Statements
       for the Financial Year Ended 31 December 2015        Management     For          Voted - For

                                    MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
O.5 Auditors' Special Report on the Related Agreements
      Governed by Articles L.225-38 and Following the
      French Commercial Code                              Management     For          Voted - For
O.6 Auditors' Special Report on Commitments in Regards
      to the Chief Executive Officer in the Event of
      Termination of Appointment                          Management     For          Voted - For
O.7 Advisory Review on Compensations Owed Or Paid, in
      Respect of the 2015 Financial Year, to Thierry
      Pilenko, Chief Executive Officer                    Management     For          Voted - For
O.8 Ratification of Co-optation of Didier Houssin As A
      Director                                            Management     For          Voted - For
O.9 Renewal of Term of A Statutory Auditor: Ernst and
      Young Et Autres                                     Management     For          Voted - For
O.10 Renewal of A Term of A Statutory Auditor:
      Pricewaterhouse Coopers Audit                       Management     For          Voted - For
O.11 Renewal of Term of A Deputy Statuary Auditor:
      Auditex (alternate Auditor)                         Management     For          Voted - For
O.12 Nomination of A Deputy Statuary Auditor:
      Jean-christophe Georghiou (alternate Auditor)       Management     For          Voted - For
O.13 Attendance Fees                                      Management     For          Voted - For
O.14 Authorization to be Granted to the Board of
      Directors to Purchase Company Common Shares         Management     For          Voted - For
E.15 Delegation of Authority to be Granted to the Board
      of Directors, to Increase Share Capital by Issuing
      Common Shares, Equity Securities, Granting Access
      to Other Company Equity Securities Or the Right to
      the Allocation of Debt Securities and to Issue
      Securities Granting Access to Equity Securities to
      be Issued by the Company, with Retention of the
      Preferential Subscription Right for Shareholders    Management     For          Voted - For
E.16 Delegation of Authority to be Granted to the Board
      of Directors, to Increase Share Capital by Issuing
      Common Shares, Equity Securities, Granting Access
      to Other Company Equity Securities Or the Right to
      the Allocation of Debt Securities and to Issue
      Securities Granting Access to Equity Securities to
      be Issued by the Company, with No Preferential
      Subscription Right for Shareholders (with the
      Option to Grant A Priority Period) and by Way of
      Public Offering                                     Management     For          Voted - For
E.17 Delegation of Authority to be Granted to the Board
      of Directors, to Increase Share Capital by Issuing
      Common Shares Equity Securities, Granting Access to
      Other Company Equity Securities Or Granting the
      Right to the Allocation of Debt Securities and to
      Issue Securities Granting Access to Equity
      Securities to be Issued by the Company, with No
      Preferential Subscription Right for Shareholders
      and by Way of Private Offering                      Management     For          Voted - For
E.18 Authorization Granted to the Board of Directors to
      Conduct an Allocation of Performance Share
      Favouring, on One Hand, Technip Staff And, on the
      Other Hand, Employees and Executive Officers of
      Group Affiliates, with an Automatic Waiver of
      Preferential Subscription Right for Shareholders    Management     For          Voted - For

                             MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 E.19 Authorization Granted to the Board of Directors to
      Conduct an Allocation of Performance Shares
      Favouring the Chairman of the Board of Directors
      And/or the Ceo (corporate Officer) of Technip and
      of the Main Leaders of the Group, with an Automatic
      Waiver of Preferential Subscription Right for
      Shareholders                                        Management     For          Voted - For
 E.20 Authorization Granted to the Board of Directors to
      Conduct an Allocation of Stock Options Or Purchase
      Shares Favouring, on One Hand, Technip Staff And,
      on the Other Hand, Employees and Officers of Group
      Affiliates, with an Automatic Waiver of
      Preferential Subscription Right for Shareholders    Management     For          Voted - For
 E.21 Authorization Granted to the Board of Directors to
      Conduct an Allocation of Stock Options Or Purchase
      Shares for the Benefit of the Chairman of the Board
      of Directors And/or Ceo (corporate Officer) of
      Technip and of the Main Leaders of the Group, with
      an Automatic Waiver of Preferential Subscription
      Right for Shareholders                              Management     For          Voted - For
 E.22 Delegation of Authority to be Granted to the Board
      of Directors to Decide Upon Increasing the
      Company's Share Capital for the Benefit of
      Adherents to A Company Savings Plan, with
      Cancellation of Their Preferential Subscription
      Right for Shareholders                              Management     For          Voted - For
 E.23 Powers to Carry Out All Legal Formalities           Management     For          Voted - For
TENARIS SA, LUXEMBOURG
 SECURITY ID: L90272102
 Meeting Date: 04-May-16     Meeting Type: Annual General Meeting
 1  Receive and Approve Board's and Auditor's Reports
      Re: Restated Financial Statements and Statutory
      Reports Fy 2014                                     Management     For          Voted - For
 2  Approve Restated Consolidated Financial Statements
      and Statutory Reports Fy 2014                       Management     For          Voted - For
 3  Receive and Approve Board's and Auditor's Reports
      Re: Consolidated Financial Statements and Statutory
      Reports Fy 2015                                     Management     For          Voted - For
 4  Approve Consolidated Financial Statements and
      Statutory Reports Fy 2015                           Management     For          Voted - For
 5  Approve Financial Statements                          Management     For          Voted - For
 6  Approve Allocation of Income and Dividends            Management     For          Voted - For
 7  Approve Discharge of Directors                        Management     For          Voted - For
 8  Re-elect R. Bonatti, C. Condorelli, R. Monti, G.m.
      Rocca, P. Rocca, J.s. Puche, A. Valsecchi, A.
      Vazquez, and G. Vogel As Directors (bundled)        Management     For          Voted - For
 9  Approve Remuneration of Directors                     Management     For          Voted - For
 10 Approve Auditors and Authorize Board to Fix Their
      Remuneration                                        Management     For          Voted - For
 11 Allow Electronic Distribution of Company Documents
      to Shareholders                                     Management     For          Voted - For

                             MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
      14 Apr 2016: Please Note That This is A Revision
        Due to Change in The-blocking Tag to N. If You Have
        Already Sent in Your Votes, Please Do Not
        Vote-again Unless You Decide to Amend Your Original
        Instructions. Thank You.                            Non-Voting                  Non-Voting
VOLVO AB, GOTEBORG
 SECURITY ID: 928856301
 Meeting Date: 06-Apr-16     Meeting Type: Annual General Meeting
      An Abstain Vote Can Have the Same Effect As an
        Against Vote If the Meeting-require Approval from
        Majority of Participants to Pass A Resolution.      Non-Voting                  Non-Voting
      Market Rules Require Disclosure of Beneficial Owner
        Information for All Voted-accounts. If an Account
        Has Multiple Beneficial Owners, You Will Need
        To-provide the Breakdown of Each Beneficial Owner
        Name, Address and Share-position to Your Client
        Service Representative. This Information is
        Required-in Order for Your Vote to be Lodged        Non-Voting                  Non-Voting
      Important Market Processing Requirement: A
        Beneficial Owner Signed Power Of- Attorney (poa) is
        Required in Order to Lodge and Execute Your Voting-
        Instructions in This Market. Absence of A Poa, May
        Cause Your Instructions To-be Rejected. If You Have
        Any Questions, Please Contact Your Client Service-
        Representative                                      Non-Voting                  Non-Voting
 1    Opening of the Meeting                                Non-Voting                  Non-Voting
 2    Election of Chairman of the Meeting                   Non-Voting                  Non-Voting
 3    Verification of the Voting List                       Non-Voting                  Non-Voting
 4    Approval of the Agenda                                Non-Voting                  Non-Voting
 5    Election of Minutes Checkers and Vote Controllers     Non-Voting                  Non-Voting
 6    Determination of Whether the Meeting Has Been Duly
        Convened                                            Non-Voting                  Non-Voting
 7    Presentation of the Work of the Board and Board
        Committees                                          Non-Voting                  Non-Voting
 8    Presentation of the Annual Report and the Auditors
        Report As Well As The- Consolidated Accounts and
        the Auditors Report on the Consolidated
        Accounts.-in Connection Therewith, Speech by the
        President                                           Non-Voting                  Non-Voting
 9    Adoption of the Income Statement and Balance Sheet
        and the Consolidated Income Statement and
        Consolidated Balance Sheet                          Management     For          Voted - For
 10   Resolution in Respect of the Disposition to be Made
        of the Company's Profits: Dividend of Sek 3.00      Management     For          Voted - For
 11   Resolution Regarding Discharge from Liability of
        the Board Members and of the President              Management     For          Voted - For
 12   Determination of the Number of Board Members and
        Deputy Board Members to be Elected by the Meeting   Management     For          Voted - For
 13   Determination of the Remuneration to the Board
        Members                                             Management     For          Voted - For
 14.1 Election of the Board Member: Matti Alahuhta          Management     For          Voted - For

                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 14.2 Election of the Board Member: Eckhard Cordes         Management     For          Voted - For
 14.3 Election of the Board Member: James W. Griffith      Management     For          Voted - For
 14.4 Election of the Board Member: Martin Lundstedt New
        Election                                           Management     For          Voted - For
 14.5 Election of the Board Member: Kathryn V. Marinello   Management     For          Voted - For
 14.6 Election of the Board Member: Martina Merz           Management     For          Voted - For
 14.7 Election of the Board Member: Hanne De Mora          Management     For          Voted - For
 14.8 Election of the Board Member: Hakan Samuelsson New
        Election                                           Management     For          Voted - For
 14.9 Election of the Board Member: Helena Stjernholm New
        Election                                           Management     For          Voted - For
 14.10Election of the Board Member: Carl Henric Svanberg   Management     For          Voted - For
 14.11Election of the Board Member: Lars Westerberg        Management     For          Voted - For
 15   The Election Committee Proposes Re- Election of
        Carl Henric Svanberg As Chairman of the Board      Management     For          Voted - For
 16   Election of Members of the Election Committee: the
        Election Committee Proposes That Bengt Kjell,
        Representing Ab Industrivarden, Lars Forberg,
        Representing Cevian Capital, Yngve Slyngstad,
        Representing Norges Bank                           Management     For          Voted - For
 17   Resolution Regarding Amendment of the Instructions
        for the Ab Volvo Election Committee                Management     For          Voted - For
 18   Resolution Regarding Remuneration Policy for Senior
        Executives                                         Management     For          Voted - For
      07 Mar 2016: Please Note That This is A Revision
        Due to Modification of The-text of Resolutions. If
        You Have Already Sent in Your Votes, Please Do
        Not-vote Again Unless You Decide to Amend Your
        Original Instructions. Thank You.                  Non-Voting                  Non-Voting
WPP PLC, ST HELIER
 SECURITY ID: G9788D103
 Meeting Date: 08-Jun-16 Meeting Type: Annual General Meeting
 1    Ordinary Resolution to Receive and Approve the
        Audited Accounts                                   Management     For          Voted - For
 2    Ordinary Resolution to Declare A Final Dividend:
        28.78 Pence Per Ordinary Share                     Management     For          Voted - For
 3    Ordinary Resolution to Approve the Implementation
        Report of the Compensation Committee               Management     For          Voted - For
 4    Ordinary Resolution to Approve the Sustainability
        Report of the Directors                            Management     For          Voted - For
 5    Ordinary Resolution to Re-elect Roberto Quarta As A
        Director                                           Management     For          Voted - For
 6    Ordinary Resolution to Re-elect Dr Jacques Aigrain
        As A Director                                      Management     For          Voted - For
 7    Ordinary Resolution to Re-elect Ruigang Li As A
        Director                                           Management     For          Voted - For
 8    Ordinary Resolution to Re-elect Paul Richardson As
        A Director                                         Management     For          Voted - For
 9    Ordinary Resolution to Re-elect Hugo Shong As A
        Director                                           Management     For          Voted - For

                             MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 10  Ordinary Resolution to Re-elect Timothy Shriver As
       A Director                                          Management     For          Voted - For
 11  Ordinary Resolution to Re-elect Sir Martin Sorrell
       As A Director                                       Management     For          Voted - For
 12  Ordinary Resolution to Re-elect Sally Susman As A
       Director                                            Management     For          Voted - For
 13  Ordinary Resolution to Re-elect Solomon Trujillo As
       A Director                                          Management     For          Voted - For
 14  Ordinary Resolution to Re-elect Sir John Hood As A
       Director                                            Management     For          Voted - For
 15  Ordinary Resolution to Re-elect Charlene Begley As
       A Director                                          Management     For          Voted - For
 16  Ordinary Resolution to Re-elect Nicole Seligman As
       A Director                                          Management     For          Voted - For
 17  Ordinary Resolution to Re-elect Daniela Riccardi As
       A Director                                          Management     For          Voted - For
 18  Ordinary Resolution to Re-appoint the Auditors and
       Authorise the Directors to Determine Their
       Remuneration: Deloitte LLP                          Management     For          Voted - For
 19  Ordinary Resolution to Authorise the Directors to
       Allot Relevant Securities                           Management     For          Voted - For
 20  Special Resolution to Authorise the Company to
       Purchase Its Own Shares                             Management     For          Voted - For
 21  Special Resolution to Authorise the Disapplication
       of Pre-emption Rights                               Management     For          Voted - For
ZURICH INSURANCE GROUP AG, ZUERICH
 SECURITY ID: H9870Y105
 Meeting Date: 30-Mar-16     Meeting Type: Annual General Meeting
     Part 2 of This Meeting is for Voting on Agenda and
       Meeting Attendance-requests Only. Please Ensure
       That You Have First Voted in Favour of
       The-registration of Shares in Part 1 of the
       Meeting. It is A Market Requirement-for Meetings of
       This Type That the Shares are Registered and Moved
       to A-registered Location at the Csd, and Specific
       Policies at the Individual-sub- Custodians May
       Vary. Upon Receipt of the Vote Instruction, It is
       Possible-that A Marker May be Placed on Your Shares
       to Allow for Reconciliation And-re- Registration
       Following A Trade. Therefore Whilst This Does Not
       Prevent The-trading of Shares, Any That are
       Registered Must be First Deregistered If-required
       for Settlement. Deregistration Can Affect the
       Voting Rights of Those-shares. If You Have Concerns
       Regarding Your Accounts, Please Contact Your-client
       Representative                                      Non-Voting                  Non-Voting
 1.1 Approval of the Management Report, the Annual
       Financial Statements and the Consolidated Financial
       Statements for 2015                                 Management     For          Voted - For
 1.2 Advisory Vote on the Remuneration Report 2015         Management     For          Voted - For
 2.1 Appropriation of Available Earnings for 2015          Management     For          Voted - For




                                    MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
2.2 Approve Dividends of Chf 17.00 Per Share from
      Capital Contribution Reserves                       Management     For          Voted - For
3   Discharge of Members of the Board of Directors and
      of the Group Executive Committee                    Management     For          Voted - For
4.1.1 Re-election of Mr. Tom De Swaan As Chairman of the
      Board of Directors                                  Management     For          Voted - For
4.1.2 Re-election of Ms. Joan Amble As Member of the
      Board of Directors                                  Management     For          Voted - For
4.1.3 Re-election of Ms. Susan Bies As Member of the
      Board of Directors                                  Management     For          Voted - For
4.1.4 Re-election of Dame Alison Carnwath As Member of
      the Board of Directors                              Management     For          Voted - For
4.1.5 Re-election of Mr. Christoph Franz As Member of the
      Board of Directors                                  Management     For          Voted - For
4.1.6 Re-election of Mr. Fred Kindle As Member of the
      Board of Directors                                  Management     For          Voted - For
4.1.7 Re-election of Ms. Monica Maechler As Member of the
      Board of Directors                                  Management     For          Voted - For
4.1.8 Re-election of Mr. Kishore Mahbubani As Member of
      the Board of Directors                              Management     For          Voted - For
4.1.9 Election of Mr. Jeffrey L. Hayman As Member of the
      Board of Directors                                  Management     For          Voted - For
4.110Election of Mr. David Nish As Member of the Board
      of Directors                                        Management     For          Voted - For
4.2.1 Re-election of Mr. Tom De Swaan As Member of the
      Remuneration Committee                              Management     For          Voted - For
4.2.2 Re-election of Mr. Christoph Franz As Member of the
      Remuneration Committee                              Management     For          Voted - For
4.2.3 Election of Mr. Fred Kindle As Member of the
      Remuneration Committee                              Management     For          Voted - For
4.2.4 Election of Mr. Kishore Mahbubani As Member of the
      Remuneration Committee                              Management     For          Voted - For
4.3 Re-election of the Independent Voting Rights
      Representative Mr. Lic. Iur. Andreas G. Keller,
      Attorney at Law                                     Management     For          Voted - For
4.4 Re-election of the Auditors PricewaterhouseCoopers
      Ltd, Zurich                                         Management     For          Voted - For
5.1 Approval of the Remuneration for the Board of
      Directors                                           Management     For          Voted - For
5.2 Approval of the Remuneration for the Group
      Executive Committee                                 Management     For          Voted - For
6   Renewal of Authorized Share Capital and Approval of
      the Changes to the Articles of Incorporation
      (article 5bis Para. 1)                              Management     For          Voted - For
    10 Mar 2016: Please Note That This is A Revision
      Due to Modification of The-text of Resolution 2.2.
      If You Have Already Sent in Your Votes, Please Do
      Not-vote Again Unless You Decide to Amend Your
      Original Instructions. Thank You.                   Non-Voting                  Non-Voting

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ADVISORS' INNER CIRCLE FUND

By: /S/ MICHAEL BEATTIE
    Michael Beattie
    President
    Date: August 26, 2016